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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08716

Evergreen Variable Annuity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive office    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code:   (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for 11 of its series, Evergreen VA Core Bond Fund, Evergreen VA Balanced Fund, Evergreen VA Fund, Evergreen VA Fundamental Large Cap Fund, Evergreen VA Growth Fund, Evergreen VA High Income Fund, Evergreen VA International Equity Fund, Evergreen VA Omega Fund, Evergreen VA Special Values Fund, Evergreen VA Special Equity Fund, Evergreen VA Strategic Income Fund, for the quarter ended March 31, 2005. These 11 series have a December 31 fiscal year end.
Date of reporting period:	March 31, 2005

Item 1 – Schedule of Investments

EVERGREEN VA CORE BOND FUND SCHEDULE OF INVESTMENTS
March 31, 2005 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 6.2%
FIXED-RATE 6.2%
FNMA:
4.43%, 08/01/2009	$250,000	$249,828
4.59%, 06/01/2011	370,343	366,871
5.63%, 11/01/2005	236,065	236,414
5.95%, 01/01/2009	230,151	239,270
6.01%, 02/01/2012	329,184	349,215
6.20%, 05/01/2011	306,614	327,224
7.07%, 11/01/2006	237,809	245,145
7.32%, 12/01/2010	140,731	156,371

Total Agency Commercial Mortgage-Backed Securities (cost $2,243,203)		2,170,338

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 14.9%
FIXED-RATE 14.9%
FHLMC:
Ser. 2004-26, Class PC, 4.50%, 02/25/2029	255,000	248,213
Ser. 2102, Class TB, 6.00%, 08/15/2012	42,945	42,995
Ser. 2427, Class LW, 6.00%, 03/15/2017	220,000	228,464
Ser. 2709, Class PC, 5.00%, 09/15/2018	390,000	393,134
Ser. 2727, Class PD, 4.50%, 06/15/2029	230,000	223,960
Ser. 2750, Class DB, 4.50%, 05/15/2015	220,000	219,827
Ser. 2752, Class PE, 5.00%, 02/15/2028	240,000	239,424
Ser. 2760, Class EA, 4.50%, 04/15/2013	249,944	251,246
Ser. 2780, Class TH, 5.00%, 09/15/2029	230,000	228,939
Ser. 2808, Class PE, 5.50%, 01/15/2029	295,000	298,296
Ser. 2832, Class PD, 5.50%, 09/15/2029	275,000	277,113
Ser. 2840, Class ND, 5.50%, 10/15/2029	290,000	291,924
Ser. 2873, Class PC, 5.50%, 04/15/2027	260,000	262,904
Ser. 2912, Class EC, 5.50%, 02/15/2030	310,000	315,274
Ser. 2962, Class XB, 5.50%, 04/15/2025 	345,000	350,244
FNMA:
Ser. 2002-5, Class PJ, 6.00%, 10/25/2021	245,000	253,177
Ser. 2002-12, Class PG, 6.00%, 03/25/2017	220,000	227,913
Ser. 2004-21, Class AC, 4.00%, 05/25/2016	220,000	216,746
Ser. 2004-26, Class PA, 4.50%, 09/25/2025	265,000	265,481
Ser. 2005-25, Class PC, 5.50%, 07/25/2028	335,000	339,154
GNMA, Ser. 1999-1, Class Z, 6.50%, 01/20/2029	7,093	7,399

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $5,245,101)		5,181,827

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 5.1%
FIXED-RATE 5.1%
FHLMC, 4.50%, 05/01/2034	295,255	280,611
FNMA:
4.50%, TBA #	960,000	938,700
5.00%, TBA #	175,000	170,625
6.50%, 07/01/2032 - 08/01/2032	235,867	245,303
7.00%, 06/01/2032	22,805	24,060
GNMA:
3.50%, 07/20/2030	74,057	74,841
5.00%, 09/20/2029	21,105	21,330

Total Agency Mortgage-Backed Pass Through Securities (cost $1,753,110)		1,755,470

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 1.8%
FNMA:
Ser. 2003-W2, Class 2A7, 5.50%, 07/25/2042	180,000	181,413
Ser. 2003-W19, Class 1A5, 5.50%, 11/25/2033	215,000	217,750
Ser. 2004-W1, Class 1A4, 5.50%, 11/25/2043	210,000	212,742

Total Agency Reperforming Mortgage-Backed Collateralized Mortgage Obligations (cost $631,973)		611,905

[1]

EVERGREEN VA CORE BOND FUND SCHEDULE OF INVESTMENTS continued
March 31, 2005 (unaudited)
	Principal Amount	Value

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 5.8%
FHLMC:
Ser. 2001-T5, Class A2, 7.00%, 02/19/2030	$112,109	$117,160
Ser. T-54, Class 3A, 7.00%, 02/25/2043	103,126	109,055
Ser. T-55, Class 1A1, 6.50%, 03/25/2043	250,100	259,197
FNMA:
6.53%, 01/01/2011	373,592	398,644
Ser. 2001-T10, Class A1, 7.00%, 12/25/2041	68,583	71,446
Ser. 2002-26, Class A1, 7.00%, 01/25/2048	123,319	130,217
Ser. 2003-W2, Class 1A2, 7.00%, 07/25/2042	105,450	110,140
Ser. 2004-T1, Class 1A2, 6.50%, 01/25/2044	241,597	249,751
Ser. 2004-W1, Class 2A2, 7.00%, 12/25/2033	285,130	298,500
Ser. 2004-W15, Class 1A2, 6.50%, 08/25/2044	271,119	278,964

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $2,065,915)		2,023,074

ASSET-BACKED SECURITIES 5.8%
Ameriquest Mtge.Securities, Ser. 2003, Class AF4, 5.07%, 01/25/2034	295,000	296,335
FNMA, Ser. 2004-T9, Class A1, 2.99%, 04/25/2035	211,480	211,664
Harborview Mtge. Loan Trust, Ser. 2005-1, Class 2A1A, 3.12%, 02/19/2035	322,533	322,838
Merrill Lynch Mtge. Investors, Inc., Ser. 2004-HE2, Class A2A, 3.05%, 08/25/2035	195,475	195,614
Residential Asset Mtge. Products, Inc., Ser. 2002-RS3, Class AI5, 5.57%, 02/25/2032	200,000	202,172
Saxon Asset Securities Trust, Ser. 2000-3, Class AF-6, 7.47%, 12/25/2030	130,643	132,453
Washington Mutual, Inc., Ser. 2005-AR6, Class 2A, 3.12%, 11/25/2035 # 	335,000	335,000
Wells Fargo Mtge. Backed Securities Trust, Ser. 2005-Z, Class A3, 3.45%, 09/25/2034	310,000	305,468

Total Asset-Backed Securities (cost $2,018,548)		2,001,544

COMMERCIAL MORTGAGE-BACKED SECURITIES 10.2%
FIXED-RATE 10.2%
Asset Securitization Corp., Ser. 1997-D4, Class A-1D, 7.49%, 04/14/2029	300,132	316,678
Citigroup Comml. Mtge. Trust, Ser. 2004-C1, Class A4, 5.29%, 04/15/2040	215,000	220,215
Commercial Mtge. Pass-Through Cert.:
Ser. 2004-LB2A, Class A1, 2.96%, 03/10/2039	242,664	235,038
Ser. 2004-LB3A, Class A5, 5.28%, 07/10/2037	305,000	311,738
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2003-CK2, Class A4, 4.80%, 03/15/2036	485,000	479,093
Greenwich Capital Comml. Funding Corp., Ser. 2003-C1, Class A1, 2.31%, 07/05/2035	321,701	308,934
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2004-CB8, Class A4, 4.40%, 01/12/2039	265,000	252,321
Ser. 2004-CB9, Class A4, 5.38%, 06/12/2041	290,000	298,929
Ser. 2004-PNC1, Class A4, 5.38%, 06/12/2041	355,000	364,313
LB-UBS Comml. Mtge. Trust, Ser. 2000-C3, Class A1, 7.95%, 07/15/2009	148,359	156,774
Morgan Stanley Dean Witter Capital I:
Ser. 1998-XL1, Class A3, 6.48%, 06/03/2030	260,000	273,140
Ser. 2003-IQ5, Class A4, 5.01%, 04/15/2038	325,000	324,135

Total Commercial Mortgage-Backed Securities (cost $3,609,957)		3,541,308

CORPORATE BONDS 19.2%
CONSUMER DISCRETIONARY 1.2%
Automobiles 0.4%
Ford Motor Co., 6.375%, 02/01/2029	175,000	144,356

Media 0.8%
Comcast Cable Communications Corp., 6.20%, 11/15/2008	50,000	52,274
Time Warner, Inc., 7.625%, 04/15/2031	175,000	206,218

		258,492

CONSUMER STAPLES 0.4%
Beverages 0.4%
Bottling Group LLC, 5.00%, 11/15/2013	150,000	150,044

[2]

EVERGREEN VA CORE BOND FUND SCHEDULE OF INVESTMENTS continued
March 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
ENERGY 0.5%
Oil & Gas 0.5%
Kinder Morgan Energy Partners, 7.40%, 03/15/2031	$150,000	$173,822

FINANCIALS 12.0%
Capital Markets 3.1%
Alliance Capital Management LP, 5.625%, 08/15/2006	125,000	127,241
Bank of New York Co., Inc., 4.14%, 08/02/2007	250,000	249,239
Goldman Sachs & Co., Inc., 3.875%, 01/15/2009	200,000	194,943
Legg Mason, Inc., 6.75%, 07/02/2008	150,000	160,230
Merrill Lynch & Co., Inc., 3.125%, 07/15/2008	150,000	143,510
Morgan Stanley, 3.875%, 01/15/2009	200,000	194,646

		1,069,809

Commercial Banks 4.0%
Bank of America Corp., 4.375%, 12/01/2010	160,000	157,728
National City Corp., 4.50%, 03/15/2010	300,000	297,206
Northern Trust Corp., 7.10%, 08/01/2009	200,000	218,191
PNC Funding Corp., 5.75%, 08/01/2006	200,000	204,488
SunTrust Banks, Inc., 6.375%, 04/01/2011	200,000	218,773
Wells Fargo & Co., 4.20%, 01/15/2010	300,000	293,646

		1,390,032

Consumer Finance 2.5%
General Electric Capital Corp., 6.125%, 02/22/2011	175,000	187,177
GMAC, 6.875%, 09/15/2011	160,000	144,957
Household Finance Corp.:
4.125%, 11/16/2009	150,000	145,999
6.50%, 11/15/2008	150,000	159,116
Sprint Capital Corp., 6.875%, 11/15/2028	225,000	241,607

		878,856

Real Estate 0.8%
BRE Properties, Inc., 7.125%, 02/15/2013	50,000	55,796
Duke Realty Corp., REIT, 7.05%, 03/01/2006	100,000	101,744
EOP Operating LP, 6.75%, 02/15/2008	100,000	105,682

		263,222

Thrifts & Mortgage Finance 1.6%
American General Finance Corp.:
4.50%, 11/15/2007	175,000	175,344
5.875%, 07/14/2006	125,000	127,824
Washington Mutual, Inc., 5.00%, 03/22/2012	250,000	248,934

		552,102

HEALTH CARE 0.5%
Pharmaceuticals 0.5%
Merck & Co., Inc., 4.75%, 03/01/2015	200,000	193,222

INDUSTRIALS 1.0%
Aerospace & Defense 0.2%
Boeing Co., 6.625%, 02/15/2038	55,000	62,378

Road & Rail 0.8%
Burlington Northern Santa Fe Corp., 6.75%, 07/15/2011	275,000	302,211

MATERIALS 1.3%
Metals & Mining 0.9%
Alcan, Inc., 6.125%, 12/15/2033	115,000	122,447
Alcoa, Inc., 6.50%, 06/01/2011	175,000	191,181

		313,628

[3]

EVERGREEN VA CORE BOND FUND SCHEDULE OF INVESTMENTS continued
March 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Paper & Forest Products 0.4%
International Paper Co., 5.85%, 10/30/2012	$125,000	$130,468

TELECOMMUNICATION SERVICES 1.4%
Diversified Telecommunication Services 0.8%
New Jersey Bell Telephone Co., 7.85%, 11/15/2029	125,000	147,456
Verizon, Inc., 5.875%, 01/17/2012	125,000	129,825

		277,281

Wireless Telecommunication Services 0.6%
SBC Communications, Inc., 4.125%, 09/15/2009	200,000	194,719

UTILITIES 0.9%
Electric Utilities 0.6%
Carolina Power & Light Co., 6.50%, 07/15/2012	50,000	54,298
Southwestern Public Service Co., Ser. B, 5.125%, 11/01/2006	150,000	152,158

		206,456

Gas Utilities 0.3%
Consolidated Natural Gas Co., Ser. A, 6.85%, 04/15/2011	100,000	110,503

Total Corporate Bonds (cost $6,627,043)		6,671,601

U.S. TREASURY OBLIGATIONS 15.4%
U.S. Treasury Notes:
2.75%, 07/31/2006	300,000	296,731
3.375%, 11/15/2008	1,500,000	1,466,836
5.00%, 08/15/2011	210,000	218,236
6.00%, 02/15/2026	2,940,000	3,364,119

Total U.S. Treasury Obligations (cost $5,265,716)		5,345,922

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 7.1%
FIXED-RATE 7.1%
Countrywide Home Loans, Ser. 2005-11, Class 4A1, 3.12%, 04/25/2035 	329,644	329,644
Merrill Lynch Mtge. Investors, Inc., Ser. 2005-A2, Class A1, 4.51%, 02/25/2035 	380,546	376,665
Structured Adjustable Rate Mtge. Loan Trust, Ser. 2004-8, Class 5A3, 4.72%, 07/25/2034	260,000	255,479
Washington Mutual, Inc.:
Ser. 2004-AR4, Class A6, 3.81%, 06/25/2034	245,000	237,062
Ser. 2004-AR7, Class A6, 3.95%, 07/25/2034	310,000	301,561
Ser. 2004-AR12, Class A2A, 3.24%, 10/25/2044	402,225	403,719
Ser. 2005-AR2, Class 2A1A, 2.96%, 01/25/2045	365,551	366,378
Wells Fargo Mtge. Backed Securities Trust, Ser. 2004-S, Class A7, 3.54%, 09/25/2034	210,000	201,149

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $2,483,280)		2,471,657

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 4.7%
FIXED-RATE 2.8%
First Horizon Mtge. Pass Through Trust, Ser. 2004-5, Class 2A1, 6.25%, 08/25/2017	154,870	158,298
Morgan Stanley Mtge. Loan Trust:
Ser. 2004-8AR, Class 4A1, 5.45%, 10/25/2034	273,412	276,596
Ser. 2004-10AR, Class 2A2, 5.15%, 11/25/2034	227,665	228,629
MortgageIT Trust, Ser. 2005-1, Class 2A, 4.25%, 01/01/2035 	294,538	289,236

		952,759

FLOATING-RATE 1.9%
Indymac Index Mtge. Loan Trust:
Ser. 2004-AR7, Class A2, 3.28%, 09/25/2034	231,563	232,454
Ser. 2004-AR8, Class 2A2A, 3.25%, 11/25/2034 	224,568	224,708
Ser. 2004-AR14, Class 2A1A, 3.21%, 01/25/2035	213,757	214,171

		671,333

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $1,634,824)		1,624,092

[4]

EVERGREEN VA CORE BOND FUND SCHEDULE OF INVESTMENTS continued
March 31, 2005 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 6.8%
MUTUAL FUND SHARES 6.8%
Evergreen Institutional Money Market Fund ø ## (cost $2,351,643)	2,351,643	$2,351,643

Total Investments (cost $35,930,313) 103.0%		35,750,381
Other Assets and Liabilities (3.0%)		(1,031,734)

Net Assets 100.0%		$34,718,647

	Security is valued at fair value as determined in good faith under procedures established by the Board of Trustees.
#	When-issued or delayed delivery security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust
TBA	To Be Announced

On March 31, 2005, the aggregate cost of securities for federal income tax purposes was $35,976,868. The gross unrealized appreciation and depreciation on securities based on tax cost was $206,262 and $432,749, respectively, with a net unrealized depreciation of $226,487.

[5]

EVERGREEN VA BALANCED FUND† SCHEDULE OF INVESTMENTS
March 31, 2005 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 3.8%
FIXED-RATE 3.8%
FNMA:
3.62%, 06/01/2010	$565,000	$552,280
4.87%, 05/01/2013	530,000	529,485
5.70%, 10/01/2008	841,756	870,374
5.84%, 12/01/2008	647,408	670,711
6.73%, 08/01/2009	1,009,805	1,080,025

Total Agency Commercial Mortgage-Backed Securities (cost $3,699,232)		3,702,875

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 6.1%
FIXED-RATE 6.1%
FHLMC:
Ser. 2718, Class MR, 4.00%, 08/15/2013	331,060	330,358
Ser. 2727, Class PD, 4.50%, 06/15/2029	485,000	472,263
Ser. 2750, Class DB, 4.50%, 05/15/2015	415,000	414,674
Ser. 2752, Class PE, 5.00%, 02/15/2028	425,000	423,980
Ser. 2832, Class PD, 5.50%, 09/15/2029	325,000	327,497
Ser. 2840, Class ND, 5.50%, 10/15/2029	350,000	352,322
Ser. 2876, Class PD, 5.50%, 01/15/2028	370,000	374,686
Ser. 2894, Class QC, 5.50%, 05/15/2030	395,000	396,951
Ser. 2915, Class KP, 5.00%, 11/15/2029	390,000	386,756
Ser. 2944, Class WD, 5.50%, 11/15/2028	340,000	344,732
Ser. 2962, Class XB, 5.50%, 04/15/2025  #	370,000	375,624
FNMA:
Ser. 2001-71, Class QE, 6.00%, 12/25/2016	490,000	506,322
Ser. 2002-09, Class PC, 6.00%, 03/25/2017	770,000	796,100
Ser. 2004-26, Class PA, 4.50%, 09/25/2025	425,000	425,772

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $5,991,028)		5,928,037

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 2.2%
FIXED-RATE 2.2%
FNMA:
4.50%, TBA #	1,315,000	1,285,823
6.50%, 07/01/2032 - 08/01/2032	419,939	436,808
7.50%, 12/01/2030	135,504	145,290
GNMA, 3.50%, 08/20/2029 - 09/20/2029	237,493	240,124

Total Agency Mortgage-Backed Pass Through Securities (cost $2,105,164)		2,108,045

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 0.5%
FNMA, Ser. 2003-W2, Class 2A7, 5.50%, 07/25/2042 (cost $492,058)	470,000	473,689

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 2.2%
FHLMC, Ser. T-54, Class 3A, 7.00%, 02/25/2043	247,501	261,733
FNMA:
Ser. 2001-T10, Class A1, 7.00%, 12/25/2041	163,930	170,774
Ser. 2002-26, Class A1, 7.00%, 01/25/2048	286,351	302,369
Ser. 2002-T4, Class A2, 7.00%, 12/25/2041	137,351	143,473
Ser. 2003-34, Class A1, 6.00%, 04/25/2043	349,669	354,623
Ser. 2003-W2, Class 1A2, 7.00%, 07/25/2042	253,941	265,235
Ser. 2004-W1, Class 2A2, 7.00%, 12/25/2033	252,729	264,579
Ser. 2004-W12, Class 1A1, 6.00%, 07/25/2044	329,213	338,734

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $2,145,270)		2,101,520

ASSET-BACKED SECURITIES 1.9%
First Franklin Mtge. Loan Trust, Ser. 2004-FF10, Class A2, 3.25%, 11/25/2034	375,000	376,701
FNMA, Ser. 2003-W13, Class AV2, 2.99%, 10/25/2033	222,842	223,374
Harborview Mtge. Loan Trust, Ser. 2005-1, Class 2A1A, 3.12%, 02/19/2035	387,040	387,406
Residential Asset Mtge. Products, Inc., Ser. 2002-RS2, Class AI5, 6.03%, 03/25/2032	555,000	567,511
Saxon Asset Securities Trust, Ser. 2000-3, Class AF-6, 7.47%, 12/25/2030	277,965	281,815

Total Asset-Backed Securities (cost $1,838,948)		1,836,807

[1]

EVERGREEN VA BALANCED FUND† SCHEDULE OF INVESTMENTS continued
March 31, 2005 (unaudited)
	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES 3.5%
FIXED-RATE 3.5%
Bear Stearns Comml. Mtge. Securities, Inc., Ser. 2001-TOP2, Class A1, 6.08%, 02/15/2035	$297,259	$306,675
Citigroup Comml. Mtge. Trust, Ser. 2004-C2, Class A5, 4.73%, 10/15/2041	370,000	360,454
Commercial Mtge. Pass-Through Cert., Ser. 2004-LB2A, Class A1, 2.96%, 03/10/2039	400,396	387,812
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2004-CB8, Class A4, 4.40%, 01/12/2039	390,000	371,341
Ser. 2004-CB9, Class A4, 5.38%, 06/12/2041	335,000	345,314
LB-UBS Comml. Mtge. Trust:
Ser. 2003-C1, Class A4, 4.39%, 03/17/2032	390,000	375,287
Ser. 2003-C8, Class A4, 5.12%, 11/15/2032	430,000	432,788
Lehman Brothers Comml. Conduit Mtge. Trust, Ser. 1999-C1, Class A1, 6.41%, 06/15/2031	403,433	413,108
Morgan Stanley Dean Witter Capital I, Ser. 2003-HQ2, Class A2, 4.92%, 03/12/2035	440,000	437,670

Total Commercial Mortgage-Backed Securities (cost $3,468,256)		3,430,449

CORPORATE BONDS 7.0%
CONSUMER DISCRETIONARY 0.4%
Automobiles 0.2%
Ford Motor Co., 6.375%, 02/01/2029	220,000	181,476

Media 0.2%
Time Warner, Inc., 7.625%, 04/15/2031	200,000	235,677

CONSUMER STAPLES 0.4%
Beverages 0.4%
Coca-Cola Enterprises, Inc., 0.00%, 06/20/2020 ¤	1,000,000	425,699

ENERGY 0.2%
Oil & Gas 0.2%
Kinder Morgan Energy Partners, 7.40%, 03/15/2031	175,000	202,793

FINANCIALS 4.1%
Capital Markets 1.7%
Alliance Capital Management LP, 5.625%, 08/15/2006	400,000	407,173
Bank of New York Co., Inc., 7.30%, 12/01/2009	450,000	497,214
Merrill Lynch & Co., Inc., 3.125%, 07/15/2008	400,000	382,694
Morgan Stanley, 3.875%, 01/15/2009	400,000	389,293

		1,676,374

Commercial Banks 0.4%
Bank of America Corp., 7.125%, 05/01/2006	125,000	128,873
U.S. Bank, 6.375%, 08/01/2011	200,000	216,924

		345,797

Consumer Finance 1.4%
General Electric Capital Corp., 6.125%, 02/22/2011	200,000	213,917
GMAC, 6.875%, 09/15/2011	175,000	158,546
Household Finance Corp., 6.40%, 06/17/2008	290,000	305,981
Sprint Capital Corp., 6.875%, 11/15/2028	235,000	252,345
USAA Capital Corp., 5.59%, 12/20/2006 144A	400,000	410,575

		1,341,364

Real Estate 0.2%
Duke Realty LP, REIT, 3.35%, 01/15/2008	250,000	241,014

Thrifts & Mortgage Finance 0.4%
American General Finance Corp., 5.875%, 07/14/2006	370,000	378,359

HEALTH CARE 0.2%
Pharmaceuticals 0.2%
Merck & Co., Inc., 4.75%, 03/01/2015	225,000	217,375

INDUSTRIALS 0.7%
Aerospace & Defense 0.3%
Boeing Co., 6.625%, 02/15/2038	300,000	340,243

[2]

EVERGREEN VA BALANCED FUND† SCHEDULE OF INVESTMENTS continued
March 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Road & Rail 0.4%
Burlington Northern Santa Fe Corp., 6.75%, 07/15/2011	$350,000	$384,632

TELECOMMUNICATION SERVICES 0.2%
Wireless Telecommunication Services 0.2%
Cingular Wireless, 8.125%, 05/01/2012	150,000	175,475

UTILITIES 0.8%
Electric Utilities 0.4%
Southwestern Public Service Co., Ser. B, 5.125%, 11/01/2006	325,000	329,675

Gas Utilities 0.4%
Consolidated Natural Gas Co., 5.375%, 11/01/2006	400,000	407,444

Total Corporate Bonds (cost $6,580,748)		6,883,397

U.S. TREASURY OBLIGATIONS 7.1%
U.S. Treasury Notes:
2.75%, 07/31/2006	770,000	761,609
3.375%, 11/15/2008	2,395,000	2,342,049
5.00%, 08/15/2011	745,000	774,218
6.00%, 02/15/2026	2,715,000	3,106,660

Total U.S. Treasury Obligations (cost $6,918,504)		6,984,536

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 1.2%
FIXED-RATE 1.2%
Washington Mutual, Inc., Ser. 2004-AR10, Class A1B, 3.11%, 07/25/2044	431,974	433,107
Wells Fargo Mtge. Backed Securities Trust:
Ser. 2004-DD, Class 2A6, 4.54%, 01/25/2035 	395,000	388,838
Ser. 2004-S, Class A7, 3.54%, 09/25/2034	375,000	359,194

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $1,184,716)		1,181,139

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 1.0%
FIXED-RATE 1.0%
Morgan Stanley Mtge. Loan Trust:
Ser. 2004-8AR, Class 4A1, 5.45%, 10/25/2034	322,716	326,474
Ser. 2004-10AR, Class 2A2, 5.14%, 11/25/2034	336,755	338,180
MortgageIT Trust, Ser. 2005-1, Class 2A, 4.25%, 01/01/2035 	354,444	348,064

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $1,026,837)		1,012,718

	Shares	Value

COMMON STOCKS 62.3%
CONSUMER DISCRETIONARY 7.4%
Internet & Catalog Retail 0.8%
Amazon.com, Inc. *	7,900	270,733
eBay, Inc. *	14,400	536,544

		807,277

Media 3.3%
Comcast Corp., Class A *	27,741	926,549
News Corp., Class A	57,437	971,834
Omnicom Group, Inc.	5,100	451,452
Time Warner, Inc. *	47,831	839,434

		3,189,269

Multi-line Retail 0.9%
J.C. Penney Co., Inc.	11,662	605,491
Nordstrom, Inc.	5,600	310,128

		915,619

[3]

EVERGREEN VA BALANCED FUND† SCHEDULE OF INVESTMENTS continued
March 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Specialty Retail 1.4%
Best Buy Co., Inc.	10,800	$583,308
Chico’s FAS, Inc. *	16,500	466,290
Lowe’s Companies, Inc.	5,662	323,244

		1,372,842

Textiles, Apparel & Luxury Goods 1.0%
Coach, Inc. *	13,900	787,157
Nike, Inc., Class B	2,400	199,944

		987,101

CONSUMER STAPLES 5.1%
Beverages 1.3%
Diageo plc, ADR	8,200	466,580
PepsiCo, Inc.	15,564	825,359

		1,291,939

Food & Staples Retailing 0.8%
Wal-Mart Stores, Inc.	15,210	762,173

Food Products 0.7%
General Mills, Inc.	12,548	616,734

Household Products 1.2%
Colgate-Palmolive Co.	14,364	749,370
Procter & Gamble Co.	8,500	450,500

		1,199,870

Tobacco 1.1%
Altria Group, Inc.	16,679	1,090,640

ENERGY 5.0%
Energy Equipment & Services 1.2%
Schlumberger, Ltd.	16,725	1,178,778

Oil & Gas 3.8%
Apache Corp.	8,700	532,701
Exxon Mobil Corp.	38,805	2,312,778
XTO Energy, Inc.	26,431	867,983

		3,713,462

FINANCIALS 12.2%
Capital Markets 3.5%
Bank of New York Co.	13,903	403,882
Goldman Sachs Group, Inc.	5,000	549,950
Legg Mason, Inc.	4,998	390,544
Merrill Lynch & Co., Inc.	12,350	699,010
Morgan Stanley	15,460	885,085
State Street Corp.	11,180	488,789

		3,417,260

Commercial Banks 2.7%
Bank of America Corp.	29,641	1,307,168
North Fork Bancorp, Inc.	8,500	235,790
U.S. Bancorp	19,143	551,701
Wells Fargo & Co.	9,463	565,888

		2,660,547

Consumer Finance 1.1%
American Express Co.	21,820	1,120,893

[4]

EVERGREEN VA BALANCED FUND† SCHEDULE OF INVESTMENTS continued
March 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Diversified Financial Services 2.6%
Citigroup, Inc.	39,614	$1,780,253
JPMorgan Chase & Co.	22,024	762,031

		2,542,284

Insurance 1.5%
American International Group, Inc.	12,101	670,516
Hartford Financial Services Group, Inc.	5,308	363,917
Prudential Financial, Inc.	6,837	392,444

		1,426,877

Thrifts & Mortgage Finance 0.8%
Fannie Mae	2,400	130,680
Washington Mutual, Inc.	17,500	691,250

		821,930

HEALTH CARE 6.9%
Health Care Equipment & Supplies 2.0%
Baxter International, Inc.	16,162	549,185
Medtronic, Inc.	18,987	967,387
Stryker Corp.	4,000	178,440
Zimmer Holdings, Inc. *	3,900	303,459

		1,998,471

Health Care Providers & Services 1.4%
Aetna, Inc.	9,800	734,510
Caremark Rx, Inc. *	14,700	584,766

		1,319,276

Pharmaceuticals 3.5%
Abbott Laboratories	10,677	497,762
Eli Lilly & Co.	5,500	286,550
Johnson & Johnson	10,804	725,596
Pfizer, Inc.	44,804	1,177,001
Wyeth	16,826	709,721

		3,396,630

INDUSTRIALS 6.7%
Aerospace & Defense 1.2%
Honeywell International, Inc.	11,154	415,041
Lockheed Martin Corp.	11,500	702,190

		1,117,231

Air Freight & Logistics 0.4%
United Parcel Service, Inc., Class B	5,200	378,248

Electrical Equipment 0.8%
Cooper Industries, Ltd., Class A	11,200	801,024

Industrial Conglomerates 4.0%
3M Co.	5,613	480,978
General Electric Co.	59,853	2,158,299
Tyco International, Ltd.	37,990	1,284,062

		3,923,339

Machinery 0.3%
Deere & Co.	4,771	320,277

INFORMATION TECHNOLOGY 12.5%
Communications Equipment 2.3%
Cisco Systems, Inc. *	28,878	516,627
Corning, Inc. *	52,328	582,411
[5]

EVERGREEN VA BALANCED FUND† SCHEDULE OF INVESTMENTS continued
March 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Communications Equipment continued
Motorola, Inc.	41,500	$621,255
QUALCOMM, Inc.	14,700	538,755

		2,259,048

Computers & Peripherals 1.9%
Dell, Inc. *	11,500	441,830
Hewlett-Packard Co.	16,000	351,040
International Business Machines Corp.	8,285	757,083
Lexmark International, Inc., Class A *	3,700	295,889

		1,845,842

Internet Software & Services 1.1%
Google, Inc., Class A *	1,600	288,816
VeriSign, Inc. *	12,000	344,400
Yahoo!, Inc. *	13,500	457,650

		1,090,866

IT Services 1.9%
Accenture, Ltd., Class A *	19,000	458,850
Affiliated Computer Services, Inc., Class A *	11,500	612,260
Cognizant Technology Solutions Corp., Class A *	16,500	762,300

		1,833,410

Semiconductors & Semiconductor Equipment 2.3%
Altera Corp. *	39,685	784,969
Intel Corp.	33,985	789,472
Texas Instruments, Inc.	27,644	704,646

		2,279,087

Software 3.0%
Microsoft Corp.	83,565	2,019,766
Oracle Corp. *	72,129	900,170

		2,919,936

MATERIALS 2.8%
Chemicals 1.5%
Air Products & Chemicals, Inc.	8,200	518,978
Dow Chemical Co.	9,581	477,613
PPG Industries, Inc.	5,700	407,664

		1,404,255

Metals & Mining 1.3%
Alcoa, Inc.	5,689	172,889
Massey Energy Co.	3,500	140,140
Peabody Energy Corp.	10,388	481,587
Phelps Dodge Corp.	4,953	503,869

		1,298,485

TELECOMMUNICATION SERVICES 2.0%
Diversified Telecommunication Services 1.2%
SBC Communications, Inc.	16,312	386,431
Sprint Corp.	16,264	370,006
Verizon Communications, Inc.	12,765	453,158

		1,209,595

Wireless Telecommunication Services 0.8%
Western Wireless Corp., Class A *	20,910	793,743

[6]

EVERGREEN VA BALANCED FUND† SCHEDULE OF INVESTMENTS continued
March 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES 1.7%
Electric Utilities 1.4%
DPL, Inc.	15,246	$381,150
Exelon Corp.	5,731	262,995
PG&E Corp.	12,030	410,223
TXU Corp.	3,720	296,224

		1,350,592

Multi-Utilities & Unregulated Power 0.3%
MDU Resources Group, Inc.	11,324	312,769

Total Common Stocks (cost $53,827,812)		60,967,619

SHORT-TERM INVESTMENTS 2.3%
MUTUAL FUND SHARES 2.3%
Evergreen Institutional U.S. Government Money Market Fund ø ## (cost $2,240,399)	2,240,399	2,240,399

Total Investments (cost $91,518,972) 101.1%		98,851,230
Other Assets and Liabilities (1.1%)		(1,056,366)

Net Assets 100.0%		$97,794,864

†	Effective at the close of business on April 15, 2005, Evergreen VA Foundation Fund changed its name to Evergreen VA Balanced Fund.
	Security is valued at fair value as determined in good faith under procedures established by the Board of Trustees.
#	When-issued or delayed delivery security
¤	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
Summary of Abbreviations
ADR	American Depository Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust
TBA	To Be Announced

On March 31, 2005, the aggregate cost of securities for federal income tax purposes was $92,510,070. The gross unrealized appreciation and depreciation on securities based on tax cost was $8,379,491 and $2,038,331, respectively, with a net unrealized appreciation of $6,341,160.

[7]

EVERGREEN VA FUND† SCHEDULE OF INVESTMENTS
March 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS 97.9%
CONSUMER DISCRETIONARY 11.7%
Internet & Catalog Retail 1.2%
Amazon.com, Inc. *	7,000	$239,890
eBay, Inc. *	13,126	489,075

		728,965

Media 5.4%
Comcast Corp., Class A *	29,141	973,310
News Corp., Class A	50,483	854,172
Omnicom Group, Inc.	4,700	416,044
Time Warner, Inc. *	50,246	881,817

		3,125,343

Multi-line Retail 1.5%
J.C. Penney Co., Inc.	10,861	563,903
Nordstrom, Inc.	5,100	282,438

		846,341

Specialty Retail 2.1%
Best Buy Co., Inc.	9,750	526,597
Chico's FAS, Inc. *	15,000	423,900
Lowe's Companies, Inc.	5,266	300,636

		1,251,133

Textiles, Apparel & Luxury Goods 1.5%
Coach, Inc. *	12,100	685,223
Nike, Inc., Class B	2,100	174,951

		860,174

CONSUMER STAPLES 8.3%
Beverages 1.8%
Diageo plc, ADR	7,100	403,990
PepsiCo, Inc.	11,876	629,784

		1,033,774

Food & Staples Retailing 1.3%
Wal-Mart Stores, Inc.	14,734	738,321

Food Products 1.1%
General Mills, Inc.	12,934	635,706

Household Products 2.3%
Colgate-Palmolive Co.	13,969	728,763
Procter & Gamble Co.	11,678	618,934

		1,347,697

Tobacco 1.8%
Altria Group, Inc.	16,429	1,074,292

ENERGY 8.1%
Energy Equipment & Services 1.8%
Schlumberger, Ltd.	14,760	1,040,285

Oil & Gas 6.3%
Apache Corp.	7,594	464,981
Exxon Mobil Corp.	37,777	2,251,509
XTO Energy, Inc.	29,255	960,723

		3,677,213

FINANCIALS 19.4%
Capital Markets 5.6%
Bank of New York Co.	13,786	400,483
Goldman Sachs Group, Inc.	4,400	483,956
Legg Mason, Inc.	5,070	396,170
[1]

EVERGREEN VA FUND† SCHEDULE OF INVESTMENTS continued
March 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Capital Markets continued
Merrill Lynch & Co., Inc.	12,033	$681,068
Morgan Stanley	14,703	841,746
State Street Corp.	10,790	471,739

		3,275,162

Commercial Banks 4.4%
Bank of America Corp.	29,139	1,285,030
North Fork Bancorp, Inc.	7,800	216,372
U.S. Bancorp	17,819	513,544
Wells Fargo & Co.	8,788	525,522

		2,540,468

Consumer Finance 1.7%
American Express Co.	18,894	970,585

Diversified Financial Services 4.0%
Citigroup, Inc.	40,294	1,810,812
JPMorgan Chase & Co.	14,653	506,994

		2,317,806

Insurance 2.4%
American International Group, Inc.	11,782	652,841
Hartford Financial Services Group, Inc.	5,383	369,058
Prudential Financial, Inc.	6,935	398,069

		1,419,968

Thrifts & Mortgage Finance 1.3%
Fannie Mae	2,100	114,345
Washington Mutual, Inc.	16,718	660,361

		774,706

HEALTH CARE 10.6%
Health Care Equipment & Supplies 3.2%
Baxter International, Inc.	15,270	518,875
Medtronic, Inc.	18,393	937,123
Stryker Corp.	3,500	156,135
Zimmer Holdings, Inc. *	3,441	267,744

		1,879,877

Health Care Providers & Services 2.0%
Aetna, Inc.	8,800	659,560
Caremark Rx, Inc. *	13,000	517,140

		1,176,700

Pharmaceuticals 5.4%
Abbott Laboratories	9,021	420,559
Eli Lilly & Co.	5,000	260,500
Johnson & Johnson	10,149	681,607
Pfizer, Inc.	40,240	1,057,105
Wyeth	17,067	719,886

		3,139,657

INDUSTRIALS 10.1%
Aerospace & Defense 1.7%
Honeywell International, Inc.	10,241	381,068
Lockheed Martin Corp.	10,000	610,600

		991,668

Air Freight & Logistics 0.6%
United Parcel Service, Inc., Class B	4,500	327,330

[2]

EVERGREEN VA FUND† SCHEDULE OF INVESTMENTS continued
March 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Electrical Equipment 1.3%
Cooper Industries, Ltd., Class A	10,400	$743,808

Industrial Conglomerates 6.1%
3M CO	5,291	453,386
General Electric Co.	55,476	2,000,464
Tyco International, Ltd.	32,537	1,099,751

		3,553,601

Machinery 0.4%
Deere & Co.	3,648	244,890

INFORMATION TECHNOLOGY 19.2%
Communications Equipment 3.5%
Cisco Systems, Inc. *	26,008	465,283
Corning, Inc. *	47,247	525,859
Motorola, Inc.	36,500	546,405
QUALCOMM, Inc.	13,554	496,754

		2,034,301

Computers & Peripherals 2.8%
Dell, Inc. *	10,475	402,450
Hewlett-Packard Co.	14,000	307,160
International Business Machines Corp.	7,180	656,108
Lexmark International, Inc., Class A *	3,300	263,901

		1,629,619

Internet Software & Services 1.7%
Google, Inc., Class A *	1,500	270,765
VeriSign, Inc. *	10,500	301,350
Yahoo!, Inc. *	12,000	406,800

		978,915

IT Services 2.9%
Accenture, Ltd., Class A *	17,000	410,550
Affiliated Computer Services, Inc., Class A *	10,500	559,020
Cognizant Technology Solutions Corp., Class A *	15,000	693,000

		1,662,570

Semiconductors & Semiconductor Equipment 3.6%
Altera Corp. *	36,988	731,623
Intel Corp.	30,816	715,856
Texas Instruments, Inc.	25,990	662,485

		2,109,964

Software 4.7%
Microsoft Corp.	79,067	1,911,049
Oracle Corp. *	68,350	853,008

		2,764,057

MATERIALS 4.5%
Chemicals 2.2%
Air Products & Chemicals, Inc.	7,500	474,675
Dow Chemical Co.	9,724	484,741
PPG Industries, Inc.	4,800	343,296

		1,302,712

[3]

EVERGREEN VA FUND† SCHEDULE OF INVESTMENTS continued
March 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining 2.3%
Alcoa, Inc.	5,458	$165,869
Massey Energy Co.	3,500	140,140
Peabody Energy Corp.	9,746	451,825
Phelps Dodge Corp.	5,484	557,887

		1,315,721

TELECOMMUNICATION SERVICES 3.3%
Diversified Telecommunication Services 2.0%
SBC Communications, Inc.	15,678	371,412
Sprint Corp.	15,577	354,377
Verizon Communications, Inc.	12,225	433,987

		1,159,776

Wireless Telecommunication Services 1.3%
Western Wireless Corp., Class A *	20,646	783,722

UTILITIES 2.7%
Electric Utilities 2.2%
DPL, Inc.	14,766	369,150
Exelon Corp.	5,551	254,736
PG&E Corp.	11,552	393,923
TXU Corp.	3,603	286,907

		1,304,716

Multi-Utilities & Unregulated Power 0.5%
MDU Resources Group, Inc.	10,865	300,091

Total Common Stocks (cost $51,206,195)		57,061,634

EXCHANGE TRADED FUNDS 0.3%
iShares Russell 2000 Index Fund	300	36,645
iShares S&P SmallCap 600/BARRA Value Index Fund	950	112,072

Total Exchange Traded Funds (cost $95,324)		148,717

SHORT-TERM INVESTMENTS 1.7%
MUTUAL FUND SHARES 1.7%
Evergreen Institutional U.S. Government Money Market Fund ø (cost $1,018,949)	1,018,949	1,018,949

Total Investments (cost $52,320,468) 99.9%		58,229,300
Other Assets and Liabilities 0.1%		72,269

Net Assets 100.0%		$58,301,569

†	Effective at the close of business on April 15, 2005, Evergreen VA Fundamental Large Cap Fund (formerly, Evergreen VA Growth and Income Fund) acquired the net assets of Evergreen VA Fund ("the Fund") in a tax-free exchange for shares of the Evergreen VA Fundamental Large Cap Fund. Shareholders of Class 1 and Class 2 shares of the Fund received corresponding shares of Evergreen VA Fundamental Large Cap Fund.
*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt

On March 31, 2005, the aggregate cost of securities for federal income tax purposes was $53,438,341. The gross unrealized appreciation and depreciation on securities based on tax cost was $6,089,997 and $1,299,038, respectively, with a net unrealized appreciation of $4,790,959.

[4]

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND (FORMERLY, EVERGREEN VA GROWTH AND INCOME FUND)† SCHEDULE OF INVESTMENTS
March 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS 97.4%
CONSUMER DISCRETIONARY 10.6%
Internet & Catalog Retail 0.9%
Amazon.com, Inc. *	18,608	$637,696
eBay, Inc. *	15,723	585,839

		1,223,535

Media 3.6%
Comcast Corp., Class A *	32,017	1,081,535
Omnicom Group, Inc.	14,708	1,301,952
Time Warner, Inc. *	54,362	954,053
Viacom, Inc., Class B	36,652	1,276,589

		4,614,129

Multi-line Retail 1.9%
J.C. Penney Co., Inc.	31,432	1,631,950
Nordstrom, Inc.	14,653	811,483

		2,443,433

Specialty Retail 2.5%
Best Buy Co., Inc.	16,653	899,428
Chico’s FAS, Inc. *	36,016	1,017,812
Lowe’s Companies, Inc.	22,387	1,278,074

		3,195,314

Textiles, Apparel & Luxury Goods 1.7%
Nike, Inc., Class B	15,371	1,280,558
Polo Ralph Lauren Corp., Class A	23,221	900,975

		2,181,533

CONSUMER STAPLES 8.0%
Beverages 1.4%
Diageo plc	63,939	900,500
PepsiCo, Inc.	16,492	874,571

		1,775,071

Food & Staples Retailing 2.3%
BJ’s Wholesale Club, Inc. *	45,319	1,407,608
CVS Corp.	13,883	730,524
Wal-Mart Stores, Inc.	15,046	753,955

		2,892,087

Food Products 1.0%
General Mills, Inc.	27,122	1,333,046

Household Products 1.6%
Colgate-Palmolive Co.	28,672	1,495,818
Procter & Gamble Co.	11,690	619,570

		2,115,388

Tobacco 1.7%
Altria Group, Inc.	33,731	2,205,670

ENERGY 8.9%
Energy Equipment & Services 0.7%
Schlumberger, Ltd.	12,723	896,717

Oil & Gas 8.2%
Apache Corp.	16,850	1,031,726
BP plc, ADR	40,365	2,518,776
ConocoPhillips	14,935	1,610,590
Exxon Mobil Corp.	73,677	4,391,149
Occidental Petroleum Corp.	13,383	952,468

		10,504,709

[1]

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND (FORMERLY, EVERGREEN VA GROWTH AND INCOME FUND)† SCHEDULE OF INVESTMENTS continued
March 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS 20.0%
Capital Markets 4.4%
Bank of New York Co.	32,876	$955,048
Goldman Sachs Group, Inc.	6,601	726,044
Legg Mason, Inc.	11,098	867,198
Merrill Lynch & Co., Inc.	13,024	737,158
Morgan Stanley	12,997	744,078
State Street Corp.	17,794	777,953
T. Rowe Price Group, Inc.	14,486	860,179

		5,667,658

Commercial Banks 5.8%
Bank of America Corp.	56,824	2,505,938
North Fork Bancorp, Inc.	27,589	765,319
U.S. Bancorp	47,503	1,369,036
Wells Fargo & Co.	36,391	2,176,182
Zions Bancorp	9,895	682,953

		7,499,428

Consumer Finance 1.3%
American Express Co.	18,112	930,414
Capital One Financial Corp.	9,182	686,538

		1,616,952

Diversified Financial Services 4.2%
Citigroup, Inc.	80,924	3,636,725
JPMorgan Chase & Co.	49,850	1,724,810

		5,361,535

Insurance 3.2%
American International Group, Inc.	19,487	1,079,775
Chubb Corp.	16,570	1,313,504
Hartford Financial Services Group, Inc.	11,799	808,939
Prudential Financial, Inc.	16,064	922,074

		4,124,292

Real Estate 0.7%
Global Signal, Inc. REIT	31,947	957,132

Thrifts & Mortgage Finance 0.4%
Fannie Mae	9,402	511,939

HEALTH CARE 11.9%
Biotechnology 0.5%
Amgen, Inc. *	10,932	636,352

Health Care Equipment & Supplies 2.5%
Baxter International, Inc.	29,404	999,148
Medtronic, Inc.	18,346	934,729
Stryker Corp.	13,004	580,108
Zimmer Holdings, Inc. *	8,456	657,961

		3,171,946

Health Care Providers & Services 3.1%
Aetna, Inc.	23,730	1,778,564
Caremark Rx, Inc. *	31,686	1,260,469
WellPoint, Inc. *	7,181	900,138

		3,939,171

[2]

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND (FORMERLY, EVERGREEN VA GROWTH AND INCOME FUND)† SCHEDULE OF INVESTMENTS continued
March 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals 5.8%
Abbott Laboratories	21,635	$1,008,624
Eli Lilly & Co.	12,100	630,410
Johnson & Johnson	37,458	2,515,679
Pfizer, Inc.	88,256	2,318,485
Wyeth	23,799	1,003,842

		7,477,040

INDUSTRIALS 11.0%
Aerospace & Defense 2.3%
Honeywell International, Inc.	17,229	641,091
Lockheed Martin Corp.	28,125	1,717,313
United Technologies Corp.	6,585	669,431

		3,027,835

Air Freight & Logistics 0.4%
United Parcel Service, Inc., Class B	7,756	564,171

Electrical Equipment 1.1%
Cooper Industries, Ltd., Class A	7,472	534,397
Rockwell Automation, Inc.	14,947	846,598

		1,380,995

Industrial Conglomerates 4.8%
3M Co.	7,950	681,236
General Electric Co.	116,218	4,190,821
Tyco International, Ltd.	37,873	1,280,107

		6,152,164

Machinery 2.4%
Deere & Co.	9,976	669,689
Donaldson Co., Inc.	40,376	1,303,337
ITT Industries, Inc.	8,778	792,127
Timken Co.	11,149	304,814

		3,069,967

INFORMATION TECHNOLOGY 14.1%
Communications Equipment 2.9%
Cisco Systems, Inc. *	39,408	705,009
Corning, Inc. *	83,168	925,660
Motorola, Inc.	71,931	1,076,807
QUALCOMM, Inc.	27,584	1,010,954

		3,718,430

Computers & Peripherals 1.9%
Hewlett-Packard Co.	32,657	716,494
International Business Machines Corp.	8,994	821,872
Lexmark International, Inc., Class A *	11,042	883,029

		2,421,395

IT Services 0.9%
Accenture, Ltd., Class A *	49,594	1,197,695

Semiconductors & Semiconductor Equipment 3.3%
Altera Corp. *	93,641	1,852,219
Intel Corp.	28,003	650,510
Texas Instruments, Inc.	69,371	1,768,267

		4,270,996

[3]

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND (FORMERLY, EVERGREEN VA GROWTH AND INCOME FUND)† SCHEDULE OF INVESTMENTS continued
March 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software 5.1%
Cadence Design Systems, Inc. *	71,882	$1,074,636
Microsoft Corp.	107,966	2,609,538
Oracle Corp. *	228,638	2,853,402

		6,537,576

MATERIALS 6.0%
Chemicals 2.9%
Air Products & Chemicals, Inc.	19,086	1,207,953
Dow Chemical Co.	19,479	971,028
Lyondell Chemical Co.	28,526	796,446
PPG Industries, Inc.	10,500	750,960

		3,726,387

Containers & Packaging 0.6%
Owens-Illinois, Inc. *	29,503	741,705

Metals & Mining 1.6%
Alcoa, Inc.	19,811	602,056
Massey Energy Co.	20,738	830,350
Phelps Dodge Corp.	6,577	669,078

		2,101,484

Paper & Forest Products 0.9%
Weyerhaeuser Co.	15,761	1,079,629

TELECOMMUNICATION SERVICES 3.1%
Diversified Telecommunication Services 1.6%
SBC Communications, Inc.	38,520	912,539
Sprint Corp.	30,471	693,215
Verizon Communications, Inc.	13,000	461,500

		2,067,254

Wireless Telecommunication Services 1.5%
Vodafone Group plc, ADR	18,540	492,422
Western Wireless Corp., Class A *	36,400	1,381,744

		1,874,166

UTILITIES 3.8%
Electric Utilities 3.4%
DPL, Inc.	28,955	723,875
E.ON AG	13,568	1,164,387
Exelon Corp.	21,409	982,459
PG&E Corp.	19,860	677,226
TXU Corp.	10,240	815,411

		4,363,358

Multi-Utilities & Unregulated Power 0.4%
MDU Resources Group, Inc.	19,820	547,428

Total Common Stocks (cost $108,855,925)		125,186,712

RIGHTS 0.0%
FINANCIALS 0.0%
Thrifts & Mortgage Finance 0.0%
Bank United Corp. *  + (cost $4,590)	13,500	0

[4]

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND (FORMERLY, EVERGREEN VA GROWTH AND INCOME FUND)† SCHEDULE OF INVESTMENTS continued
March 31, 2005 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 2.1%
MUTUAL FUND SHARES 2.1%
Evergreen Institutional U.S. Government Money Market Fund ø (cost $2,782,702)	2,782,702	$2,782,702

Total Investments (cost $111,643,217) 99.5%		127,969,414
Other Assets and Liabilities 0.5%		604,125

Net Assets 100.0%		$128,573,539

†

Effective at the close of business on April 15, 2005, Evergreen VA Fundamental Large Cap Fund (the “Fund”) (formerly, Evergreen VA Growth and Income Fund) acquired the net assets of Evergreen VA Fund in a tax-free exchange for shares of the Fund. Shareholders of Class 1 and Class 2 shares of Evergreen VA Fund received corresponding shares of the Fund.
*	Non-income producing security
	Security is valued at fair value as determined in good faith under procedures established by the Board of Trustees.
+	Security is deemed illiquid and is valued using market quotations when readily available.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

On March 31, 2005, the aggregate cost of securities for federal income tax purposes was $111,695,127. The gross unrealized appreciation and depreciation on securities based on tax cost was $18,509,189 and $2,234,902, respectively, with a net unrealized appreciation of $16,274,287.

[5]

EVERGREEN VA GROWTH FUND† SCHEDULE OF INVESTMENTS
March 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS 98.5%
CONSUMER DISCRETIONARY 14.5%
Automobiles 0.5%
Monaco Coach Corp.	8,950	$144,542

Hotels, Restaurants & Leisure 4.6%
Aztar Corp. *	4,000	114,240
Gaylord Entertainment Co.	3,900	157,560
Great Wolf Resorts, Inc.	5,600	139,720
P.F. Chang’s China Bistro, Inc. *	3,100	185,380
Penn National Gaming, Inc. *	8,000	235,040
Rare Hospitality International, Inc. *	6,000	185,280
Shuffle Master, Inc. *	7,337	212,480

		1,229,700

Leisure Equipment & Products 1.8%
Marvel Enterprises, Inc. *	15,450	309,000
SCP Pool Corp.	5,775	183,991

		492,991

Media 1.3%
ADVO, Inc.	3,700	138,565
Radio One, Inc., Class D *	15,250	224,938

		363,503

Multi-line Retail 0.6%
Conn’s, Inc. *	7,900	148,520

Specialty Retail 4.6%
Aeropostale, Inc. *	4,100	134,275
America’s Car-Mart, Inc. *	4,700	164,782
Guitar Center, Inc. *	2,100	115,143
Hibbett Sporting Goods, Inc. *	4,387	131,785
Monro Muffler Brake, Inc. *	7,150	184,542
Stage Stores, Inc. *	5,897	226,386
Steiner Leisure, Ltd. *	4,000	130,760
West Marine, Inc. *	7,400	157,324

		1,244,997

Textiles, Apparel & Luxury Goods 1.1%
Carter’s, Inc.	3,500	139,125
Warnaco Group, Inc. *	6,717	161,477

		300,602

CONSUMER STAPLES 2.1%
Food & Staples Retailing 2.1%
Central European Distribution Corp.	4,600	153,134
Performance Food Group Co. *	6,000	166,080
United Natural Foods, Inc. *	8,400	240,492

		559,706

ENERGY 6.7%
Energy Equipment & Services 4.4%
Atwood Oceanics, Inc. *	1,200	79,848
Core Laboratories N.V. *	4,200	107,814
Grey Wolf, Inc. *	21,200	139,496
Oceaneering International, Inc. *	5,000	187,500
Pioneer Drilling Co.	6,000	82,620
Superior Energy Services, Inc. *	17,950	308,740
Unit Corp. *	6,000	271,020

		1,177,038

[1]

EVERGREEN VA GROWTH FUND† SCHEDULE OF INVESTMENTS continued
March 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil & Gas 2.3%
Comstock Resources, Inc. *	8,100	$232,794
InterOil Corp. *	4,624	161,655
Ultra Petroleum Corp. *	4,550	231,140

		625,589

FINANCIALS 8.7%
Capital Markets 0.7%
Investors Financial Services Corp.	4,250	207,867

Commercial Banks 2.9%
Boston Private Financial Holdings, Inc.	6,450	153,187
East West Bancorp, Inc.	8,378	309,316
Silicon Valley Bancshares *	3,700	163,022
Southwest Bancorp of Texas, Inc.	8,600	157,810

		783,335

Consumer Finance 0.7%
Asta Funding, Inc.	8,894	188,286

Insurance 3.5%
Argonaut Group, Inc. *	9,600	203,712
HCC Insurance Holdings, Inc.	6,650	240,464
Hub International, Ltd.	8,800	169,840
Markel Corp. *	950	327,950

		941,966

Thrifts & Mortgage Finance 0.9%
BankAtlantic Bancorp, Inc., Class A	13,700	238,380

HEALTH CARE 19.8%
Biotechnology 2.7%
DOV Pharmaceutical, Inc. *	12,400	169,632
Martek Biosciences Corp. *	2,850	165,841
Protein Design Labs, Inc. *	8,900	142,311
Serologicals Corp.	6,000	146,640
Telik, Inc. *	7,750	116,870

		741,294

Health Care Equipment & Supplies 6.0%
American Medical Systems Holdings, Inc. *	14,100	242,238
Animas Corp. *	9,491	191,813
ArthroCare Corp. *	4,900	139,650
Gen-Probe, Inc. *	4,700	209,432
Kensey Nash Corp. *	1,600	43,328
Kyphon, Inc. *	7,900	198,843
ResMed, Inc. *	2,900	163,560
Respironics, Inc. *	3,450	201,032
Wright Medical Group, Inc. *	9,500	228,000

		1,617,896

Health Care Providers & Services 6.5%
Advisory Board Co. *	5,300	231,610
Centene Corp. *	6,200	185,938
LabOne, Inc. *	5,200	179,296
Pediatrix Medical Group, Inc. *	3,400	233,206
PSS World Medical, Inc. *	13,700	155,769
Psychiatric Solutions, Inc. *	5,061	232,806
[2]

EVERGREEN VA GROWTH FUND† SCHEDULE OF INVESTMENTS continued
March 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services continued
Symbion, Inc. *	7,800	$166,686
United Surgical Partners International, Inc. *	3,400	155,618
VCA Antech, Inc. *	10,700	216,461

		1,757,390

Pharmaceuticals 4.6%
Andrx Corp. *	8,400	190,428
Connetics Corp. *	10,000	252,900
Impax Laboratories, Inc.	9,400	150,400
Medicis Pharmaceutical Corp., Class A	3,500	104,930
MGI Pharma, Inc. *	7,600	192,052
Noven Pharmaceuticals, Inc. *	9,600	162,816
Salix Pharmaceuticals, Ltd. *	10,700	176,443

		1,229,969

INDUSTRIALS 17.6%
Aerospace & Defense 2.7%
Applied Signal Technology, Inc.	4,849	111,042
Argon ST, Inc. *	6,684	220,572
Engineered Support Systems, Inc.	5,100	272,952
Essex Corp.	7,900	129,007

		733,573

Air Freight & Logistics 2.0%
EGL, Inc. *	5,500	125,400
Forward Air Corp. *	5,000	212,900
UTi Worldwide, Inc.	2,950	204,877

		543,177

Airlines 0.5%
AirTran Holdings, Inc.	14,700	133,035

Commercial Services & Supplies 4.5%
Corrections Corp. of America *	7,100	274,060
DiamondCluster International, Inc., Class A *	15,200	244,720
Heidrick & Struggles International, Inc. *	7,600	279,452
Kforce, Inc. *	16,200	178,038
Stericycle, Inc. *	5,450	240,890

		1,217,160

Electrical Equipment 0.4%
Acuity Brands, Inc.	500	13,500
Power-One, Inc. *	21,150	102,789

		116,289

Machinery 4.4%
A.S.V., Inc. *	4,300	170,474
Briggs & Stratton Corp.	6,300	229,383
IDEX Corp.	6,800	274,380
Oshkosh Truck Corp.	4,200	344,358
Wabash National Corp. *	7,000	170,800

		1,189,395

Road & Rail 1.4%
Old Dominion Freight Line, Inc. *	8,000	249,200
Overnite Corp.	4,089	130,807

		380,007

[3]

EVERGREEN VA GROWTH FUND† SCHEDULE OF INVESTMENTS continued
March 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Trading Companies & Distributors 1.7%
Hughes Supply, Inc.	8,900	$264,775
Interline Brands, Inc. *	9,291	177,551

		442,326

INFORMATION TECHNOLOGY 26.9%
Communications Equipment 3.4%
Avocent Corp. *	7,200	184,752
Packeteer, Inc. *	14,000	215,460
Powerwave Technologies, Inc. *	35,200	272,448
Tekelec *	15,900	253,446

		926,106

Computers & Peripherals 1.1%
Stratasys, Inc. *	5,523	156,467
Synaptics, Inc. *	5,800	134,560

		291,027

Electronic Equipment & Instruments 3.0%
Aeroflex, Inc. *	24,200	225,786
Applied Films Corp. *	4,900	113,288
BEI Technologies, Inc.	2,200	52,734
Benchmark Electronics, Inc. *	6,825	217,240
FLIR Systems, Inc. *	6,500	196,950

		805,998

Internet Software & Services 4.1%
Blue Coat Systems, Inc. *	7,900	185,650
Equinix, Inc. *	7,378	312,384
Interwoven, Inc. *	15,400	119,966
NIC, Inc. *	27,944	133,293
S1 Corp.	19,500	135,330
ValueClick, Inc. *	20,300	215,383

		1,102,006

IT Services 3.8%
Cognizant Technology Solutions Corp., Class A *	3,300	152,460
eFunds Corp. *	6,200	138,384
Euronet Worldwide, Inc. *	7,800	222,690
Global Payments, Inc.	4,750	306,327
MPS Group, Inc. *	18,650	196,012

		1,015,873

Semiconductors & Semiconductor Equipment 6.9%
ATMI, Inc. *	14,550	364,332
August Technology Corp. *	22,000	257,840
Exar Corp. *	18,250	244,550
Genesis Microchip, Inc. *	16,300	235,535
LTX Corp. *	18,300	81,252
PDF Solutions, Inc.	5,300	74,200
Power Integrations, Inc. *	7,000	146,230
Rudolph Technologies, Inc. *	10,200	153,612
Semtech Corp. *	4,100	73,267
Trident Microsystems, Inc. *	13,700	242,216

		1,873,034

[4]

EVERGREEN VA GROWTH FUND† SCHEDULE OF INVESTMENTS continued
March 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software 4.6%
Agile Software Corp. *	36,300	$264,264
ANSYS, Inc. *	750	25,657
Concur Technologies, Inc. *	18,600	151,032
JAMDAT Mobile, Inc. *	6,612	113,991
Kronos, Inc. *	3,900	199,329
Moldflow Corp. *	16,300	260,637
RSA Security, Inc. *	8,400	133,140
Sonic Solutions *	6,200	93,310

		1,241,360

MATERIALS 1.4%
Construction Materials 0.9%
Headwaters, Inc. *	7,200	236,304

Metals & Mining 0.5%
AMCOL International Corp.	7,300	136,948

TELECOMMUNICATION SERVICES 0.8%
Wireless Telecommunication Services 0.8%
Alamosa Holdings, Inc. *	18,900	220,563

Total Common Stocks (cost $21,963,082)		26,597,752

SHORT-TERM INVESTMENTS 1.5%
MUTUAL FUND SHARES 1.5%
Evergreen Institutional Money Market Fund ø (cost $403,602)	403,602	403,602

Total Investments (cost $22,366,684) 100.0%		27,001,354
Other Assets and Liabilities 0.0%		6,677

Net Assets 100.0%		$27,008,031

†	Effective at the close of business on April 15, 2005, Evergreen VA Growth Fund (the “Fund”) acquired the net assets of Evergreen VA Special Equity Fund in a tax free exchange for shares of the Fund. Shareholders of Class 1 and Class 2 of Evergreen VA Special Equity Fund received corresponding shares of the Fund.
*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

On March 31, 2005, the aggregate cost of securities for federal income tax purposes was $22,479,509. The gross unrealized appreciation and depreciation on securities based on tax cost was $5,293,650 and $771,805, respectively, with a net unrealized appreciation of $4,521,845.

[5]

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS
March 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 80.0%
CONSUMER DISCRETIONARY 24.9%
Auto Components 1.8%
Dura Operating Corp., Ser. B, 8.625%, 04/15/2012	$125,000	$115,938
Exide Technologies, 10.50%, 03/15/2013 144A	120,000	115,200
RJ Tower Corp., 12.00%, 06/01/2013	45,000	24,581
Tenneco Automotive, Inc., 8.625%, 11/15/2014 144A	270,000	263,925

		519,644

Hotels, Restaurants & Leisure 7.2%
Ameristar Casinos, Inc., 10.75%, 02/15/2009	110,000	120,725
Equinox Holdings, Inc., 9.00%, 12/15/2009	155,000	163,525
Gaylord Entertainment Co., 6.75%, 11/15/2014 144A	50,000	47,625
Herbst Gaming, Inc., 7.00%, 11/15/2014 144A	125,000	125,000
Inn of The Mountain Gods Resort & Casino, 12.00%, 11/15/2010	100,000	118,000
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	150,000	149,250
John Q. Hammons Hotels LP, Ser. B, 8.875%, 05/15/2012	175,000	188,562
La Quinta Corp., 8.875%, 03/15/2011	175,000	189,875
Las Vegas Sands Corp., 6.375%, 02/15/2015 144A	110,000	104,912
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007	250,000	273,125
MGM MIRAGE, Inc., 5.875%, 02/27/2014	100,000	94,875
MTR Gaming Group, Inc., 9.75%, 04/01/2010	120,000	131,400
Station Casinos, Inc.:
6.50%, 02/01/2014	75,000	74,813
6.875%, 03/01/2016	75,000	75,469
Universal City Florida Holdings, Co., 8.375%, 05/01/2010 144A	75,000	76,875
Wynn Resorts, Ltd., 6.625%, 12/01/2014 144A	200,000	191,000

		2,125,031

Household Durables 1.1%
Jarden Corp., 9.75%, 05/01/2012	100,000	107,000
K. Hovnanian Enterprises, Inc.:
6.00%, 01/15/2010 144A	100,000	98,195
6.375%, 12/15/2014	60,000	58,200
Meritage Homes Corp., 6.25%, 03/15/2015 144A	75,000	70,875

		334,270

Leisure Equipment & Products 0.5%
Affinity Group, Inc., 9.00%, 02/15/2012	66,000	69,630
Riddell Bell Holdings, Inc., 8.375%, 10/01/2012 144A	100,000	103,000

		172,630

Media 10.4%
AMC Entertainment, Inc., 9.875%, 02/01/2012	175,000	185,500
Cablevision Systems Corp., 8.00%, 04/15/2012 144A	150,000	154,875
CCO Holdings LLC, 8.75%, 11/15/2013	175,000	175,875
Charter Communications Holdings LLC, 8.625%, 04/01/2009	275,000	213,812
Cinemark USA, Inc.:
9.00%, 02/01/2013	250,000	272,500
Sr. Disc. Note, Step Bond, 0.00%, 03/15/2014 †	250,000	178,750
CSC Holdings, Inc., 7.625%, 04/01/2011	240,000	250,800
Dex Media East LLC, 9.875%, 11/15/2009	250,000	276,250
Emmis Communications Corp., 6.875%, 05/15/2012	105,000	103,425
Houghton Mifflin Co., 9.875%, 02/01/2013	125,000	129,375
Loews Cineplex Entertainment Corp., 9.00%, 08/01/2014 144A	30,000	30,000
Marquee Holdings, Inc., Sr. Disc. Note, Step Bond, 0.00%, 08/15/2014 144A †	200,000	134,000
Mediacom LLC, 9.50%, 01/15/2013	250,000	250,625
PRIMEDIA, Inc., 8.875%, 05/15/2011	85,000	89,038
RCN Corp., 12.50%, 06/30/2008  +	214,576	219,940
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012	125,000	128,125
[1]

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued
March 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Media continued
Visant Corp., 7.625%, 10/01/2012	$125,000	$124,375
WMG Holdings Corp., 7.39%, 12/15/2011 144A	150,000	154,500

		3,071,765

Multi-line Retail 1.0%
J.C. Penney Co., Inc., 7.375%, 08/15/2008	275,000	280,500

Specialty Retail 2.6%
Aearo Co., 8.25%, 04/15/2012	15,000	15,900
CSK Auto, Inc., 7.00%, 01/15/2014	200,000	189,750
FTD, Inc., 7.75%, 02/15/2014	250,000	257,500
PETCO Animal Supplies, Inc., 10.75%, 11/01/2011	50,000	56,250
United Auto Group, Inc., 9.625%, 03/15/2012	225,000	238,500

		757,900

Textiles, Apparel & Luxury Goods 0.3%
The Warnaco Group, Inc., 8.875%, 06/15/2013	75,000	80,812

CONSUMER STAPLES 3.7%
Food & Staples Retailing 0.1%
Rite Aid Corp., 9.50%, 02/15/2011	30,000	31,950

Food Products 1.5%
B&G Foods Holdings Corp., 8.00%, 10/01/2011	10,000	10,450
Chiquita Brands International, Inc., 7.50%, 11/01/2014	40,000	40,000
Del Monte Foods Co.:
6.75%, 02/15/2015 144A	30,000	29,400
8.625%, 12/15/2012	46,000	50,025
Michael Foods, Inc., 8.00%, 11/15/2013	60,000	62,700
Seminis Vegetable Seeds, Inc., 10.25%, 10/01/2013	220,000	260,700

		453,275

Household Products 0.5%
Rayovac Corp., 7.375%, 02/01/2015 144A	155,000	149,187

Personal Products 1.6%
Elizabeth Arden, Inc., 7.75%, 01/15/2014	250,000	258,750
Playtex Products, Inc., 8.00%, 03/01/2011	200,000	216,500

		475,250

ENERGY 9.0%
Energy Equipment & Services 2.9%
Dresser, Inc., 9.375%, 04/15/2011	250,000	266,250
Grant Prideco, Inc., 9.00%, 12/15/2009	100,000	108,500
Gulfmark Offshore, Inc., 7.75%, 07/15/2014 144A	75,000	77,625
Hornbeck Offshore Services, Ser. B, 6.125%, 12/01/2014	35,000	34,650
Offshore Logistics, Inc., 6.125%, 06/15/2013	250,000	238,750
Parker Drilling Co., Ser. B, 9.625%, 10/01/2013	70,000	77,700
SESI LLC, 8.875%, 05/15/2011	50,000	53,625

		857,100

Oil & Gas 6.1%
Chesapeake Energy Corp.:
6.375%, 06/15/2015 144A	100,000	99,250
6.875%, 01/15/2016	225,000	228,375
El Paso Corp.:
7.75%, 01/15/2032	150,000	142,125
7.875%, 06/15/2012	150,000	150,000
El Paso Production Holding Co., 7.75%, 06/01/2013	200,000	203,500
[2]

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued
March 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil & Gas continued
Encore Acquisition Co., 6.25%, 04/15/2014	$60,000	$60,300
Exco Resources, Inc., 7.25%, 01/15/2011	125,000	127,500
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	100,000	107,500
Plains Exploration & Production Co., 8.75%, 07/01/2012	225,000	246,375
Premcor Refining Group, Inc., 9.50%, 02/01/2013	100,000	112,250
The Williams Companies, Inc.:
7.50%, 01/15/2031	125,000	131,875
8.125%, 03/15/2012	175,000	192,500

		1,801,550

FINANCIALS 4.0%
Commercial Banks 0.7%
Western Financial Bank, 9.625%, 05/15/2012	175,000	195,125

Diversified Financial Services 0.5%
Arch Western Finance LLC, 6.75%, 07/01/2013	125,000	126,250
Borden US Finance Corp., 9.00%, 07/15/2014 144A	30,000	32,550

		158,800

Insurance 0.7%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	175,000	196,875

Real Estate 2.1%
Crescent Real Estate Equities Co., REIT, 9.25%, 04/15/2009	95,000	103,550
HMH Properties, Inc., Ser. B, 7.875%, 08/01/2008	45,000	46,125
Host Marriott Corp., Ser. J, REIT, 7.125%, 11/01/2013	175,000	174,562
Omega Healthcare Investors, Inc., REIT:
6.95%, 08/01/2007	100,000	103,500
7.00%, 04/01/2014	25,000	25,125
Thornburg Mortgage, Inc., REIT, 8.00%, 05/15/2013	175,000	182,875

		635,737

HEALTH CARE 4.4%
Health Care Equipment & Supplies 0.7%
Norcross Safety Products LLC, 11.75%, 01/01/2012 144A	35,000	35,875
Universal Hospital Services, Inc., 10.125%, 11/01/2011	175,000	180,250

		216,125

Health Care Providers & Services 3.6%
Carriage Services, Inc., 7.875%, 01/15/2015 144A	75,000	75,750
HCA, Inc., 6.375%, 01/15/2015	150,000	149,646
IASIS Healthcare Corp., 8.75%, 06/15/2014	75,000	78,562
Select Medical Corp., 7.625%, 02/01/2015 144A	150,000	150,750
Service Corp. International:
6.75%, 04/01/2016	60,000	57,900
7.70%, 04/15/2009	175,000	181,125
Team Health, Inc., 9.00%, 04/01/2012	125,000	122,813
Tenet Healthcare Corp., 9.875%, 07/01/2014	220,000	229,900

		1,046,446

Pharmaceuticals 0.1%
Alpharma, Inc., 8.625%, 05/01/2011 144A	40,000	38,200

INDUSTRIALS 9.3%
Aerospace & Defense 0.4%
Argo Tech Corp., 9.25%, 06/01/2011	25,000	27,000
Moog, Inc., 6.25%, 01/15/2015	90,000	88,650

		115,650

[3]

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued
March 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Commercial Services & Supplies 4.6%
Allied Waste North America, Inc.:
5.75%, 02/15/2011	$80,000	$73,200
6.375%, 04/15/2011	75,000	70,125
American Color Graphics, Inc., 10.00%, 06/15/2010	100,000	65,500
Clean Harbors, Inc., 11.25%, 07/15/2012 144A	75,000	84,000
Corrections Corporation of America:
6.25%, 03/15/2013 144A	100,000	96,500
7.50%, 05/01/2011	125,000	127,188
Crown Cork & Seal, Inc., 8.00%, 04/15/2023	125,000	121,250
Geo Group, Inc., 8.25%, 07/15/2013	175,000	179,375
JohnsonDiversey Holdings, Inc., Sr. Disc. Note, Step Bond, 0.00% 05/15/2013 †	170,000	147,050
NationsRent Co., Inc., 9.50%, 10/15/2010	175,000	188,125
TriMas Corp., 9.875%, 06/15/2012	200,000	205,000

		1,357,313

Machinery 2.5%
Case New Holland, Inc., 9.25%, 08/01/2011 144A	240,000	256,800
Columbus McKinnon Corp., 8.50%, 04/01/2008	125,000	125,625
Douglas Dynamics LLC, 7.75%, 01/15/2012 144A	110,000	108,350
Dresser Rand Group, Inc., 7.375%, 11/01/2014 144A	105,000	105,525
Terex Corp., 7.375%, 01/15/2014	145,000	148,625

		744,925

Marine 0.8%
Horizon Lines Finance Holding, Sr. Disc. Note, Step Bond, 0.00%, 04/01/2013 144A †	300,000	235,500

Trading Companies & Distributors 1.0%
United Rentals, Inc., 7.75%, 11/15/2013	300,000	292,500

INFORMATION TECHNOLOGY 3.0%
Communications Equipment 1.1%
Lucent Technologies, Inc., 6.45%, 03/15/2029	150,000	130,125
Telex Communications Holdings, Inc., 11.50%, 10/15/2008	175,000	192,500

		322,625

Internet Software & Services 0.7%
UGS Corp., 10.00%, 06/01/2012 144A	200,000	222,000

IT Services 1.2%
Computer Sciences Corp., 9.50%, 02/15/2013 144A	200,000	195,250
Stratus Technologies, Inc., 10.375%, 12/01/2008	150,000	149,250

		344,500

MATERIALS 13.8%
Chemicals 5.9%
Arco Chemical Co., 9.80%, 02/01/2020	70,000	79,450
Equistar Chemicals LP, 10.625%, 05/01/2011	200,000	225,500
Ethyl Corp., 8.875%, 05/01/2010	30,000	32,250
FMC Corp., 10.25%, 11/01/2009	95,000	106,400
Huntsman Advanced Materials LLC, 11.00%, 07/15/2010 144A	100,000	115,250
Huntsman International LLC:
9.875%, 03/01/2009	175,000	189,875
11.50%, 07/15/2012 144A	165,000	193,875
Lyondell Chemical Co.:
9.50%, 12/15/2008	100,000	107,500
10.50%, 06/01/2013	100,000	115,500
Millenium America, Inc., 9.25%, 06/15/2008	175,000	188,562
Nalco Co., 8.875%, 11/15/2013	175,000	188,125
[4]

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued
March 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Chemicals continued
PQ Corp., 7.50%, 02/15/2013 144A	$150,000	$148,500
Rockwood Specialties Group, 7.50%, 11/15/2014 144A	40,000	40,200

		1,730,987

Containers & Packaging 2.2%
Graham Packaging Co., 9.875%, 10/15/2014 144A	60,000	60,300
Graphic Packaging International, Inc., 8.50%, 08/15/2011	125,000	131,875
Owens-Brockway Glass Containers, Inc.:
6.75%, 12/01/2014 144A	150,000	147,750
8.25%, 05/15/2013	160,000	170,000
8.75%, 11/15/2012	35,000	38,413
Stone Container Corp., 9.75%, 02/01/2011	100,000	107,500

		655,838

Metals & Mining 3.2%
Alaska Steel Corp., 7.75%, 06/15/2012	130,000	125,775
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014	135,000	137,700
Freeport-McMoRan Copper & Gold, Inc.:
6.875%, 02/01/2014	70,000	69,300
7.50%, 11/15/2006	100,000	103,500
10.125%, 02/01/2010	90,000	100,350
Oregon Steel Mills, Inc., 10.00%, 07/15/2009	175,000	190,313
Peabody Energy Corp., 5.875%, 04/15/2016	75,000	72,750
United States Steel Corp., 10.75%, 08/01/2008	131,000	151,305

		950,993

Paper & Forest Products 2.5%
Amscan Holdings, Inc., 8.75%, 05/01/2014	125,000	121,875
Boise Cascade LLC:
5.54%, 10/15/2012 144A	75,000	76,875
7.125%, 10/15/2014 144A	70,000	71,225
Buckeye Technologies, Inc., 8.50%, 10/01/2013	175,000	184,625
Georgia Pacific Corp.:
8.00%, 01/15/2024	50,000	56,000
8.125%, 05/15/2011	200,000	221,500

		732,100

TELECOMMUNICATION SERVICES 3.7%
Diversified Telecommunication Services 1.7%
Consolidated Communications, Inc., 9.75%, 04/01/2012 144A	175,000	186,375
Insight Midwest LP, 9.75%, 10/01/2009	200,000	209,500
Qwest Corp., 7.875%, 09/01/2011 144A	115,000	119,025

		514,900

Wireless Telecommunication Services 2.0%
Alamosa Holdings, Inc., 8.50%, 01/31/2012	65,000	67,681
Horizon PCS, Inc., 11.375%, 07/15/2012 144A	75,000	85,500
Nextel Communications, Inc., 7.375%, 08/01/2015	225,000	238,781
Rural Cellular Co., 8.25%, 03/15/2012	20,000	20,500
UbiquiTel, Inc., 9.875%, 03/01/2011	75,000	83,063
US Unwired, Inc., Ser. B, 10.00%, 06/15/2012	75,000	83,438

		578,963

UTILITIES 4.2%
Electric Utilities 1.6%
Edison Mission Energy, 9.875%, 04/15/2011	175,000	203,000
Texas Genco Holdings, Inc., 6.875%, 12/15/2014 144A	275,000	277,062

		480,062

[5]

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued
March 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
UTILITIES continued
Multi-Utilities & Unregulated Power 2.6%
AES Corp., 7.75%, 03/01/2014	$225,000	$233,437
NRG Energy, Inc., 8.00%, 12/15/2013 144A	51,000	54,188
Reliant Resources, Inc.:
6.75%, 12/15/2014	150,000	140,625
9.25%, 07/15/2010	175,000	188,125
9.50%, 07/15/2013	125,000	136,563

		752,938

Total Corporate Bonds (cost $23,396,869)		23,629,966

YANKEE OBLIGATIONS-CORPORATE 8.4%
CONSUMER DISCRETIONARY 1.6%
Hotels, Restaurants & Leisure 0.5%
Intrawest Corp., 7.50%, 10/15/2013	150,000	151,125

Media 1.1%
IMAX Corp., 9.625%, 12/01/2010	300,000	322,500

CONSUMER STAPLES 1.2%
Food & Staples Retailing 1.2%
The Jean Coutu Group, Inc., 8.50%, 08/01/2014	350,000	341,687

FINANCIALS 0.4%
Diversified Financial Services 0.4%
Ship Finance International, Ltd., 8.50%, 12/15/2013	125,000	124,375

HEALTH CARE 0.2%
Pharmaceuticals 0.2%
Elan Corp. plc, 7.75%, 11/15/2011 144A	65,000	48,912

INDUSTRIALS 1.3%
Commercial Services & Supplies 0.6%
Stena AB, 7.50%, 11/01/2013	175,000	174,125

Marine 0.5%
CP Ships, Ltd., 10.375%, 07/15/2012	145,000	166,387

Transportation Infrastructure 0.2%
Sea Containers, Ltd., 10.50%, 05/15/2012	50,000	54,313

INFORMATION TECHNOLOGY 0.6%
Electronic Equipment & Instruments 0.4%
Celestica, Inc., 7.875%, 07/01/2011	115,000	117,013

Semiconductors & Semiconductor Equipment 0.2%
Magnachip Semiconductor SA:
6.26%, 12/15/2011 144A	30,000	30,900
6.875%, 12/15/2011 144A	30,000	30,450

		61,350

MATERIALS 1.8%
Containers & Packaging 0.7%
Crown European Holdings SA, 9.50%, 03/01/2011	175,000	192,938
Stone Container Finance Co., 7.375%, 07/15/2014	25,000	24,875

		217,813

Metals & Mining 1.0%
Gerdau Ameristeel Corp., 10.375%, 07/15/2011	18,000	20,160
Novelis, Inc., 7.25%, 02/15/2015 144A	280,000	275,800

		295,960

[6]

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued
March 31, 2005 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS-CORPORATE continued
MATERIALS continued
Paper & Forest Products 0.1%
Millar Western Forest Products, Ltd., 7.75%, 11/15/2013	$25,000	$24,875

TELECOMMUNICATION SERVICES 1.3%
Diversified Telecommunication Services 0.6%
Northern Telecom, Ltd., 6.875%, 09/01/2023	200,000	186,000

Wireless Telecommunication Services 0.7%
Rogers Wireless, Inc.:
6.375%, 03/01/2014	60,000	58,500
7.50%, 03/15/2015	75,000	77,813
9.625%, 05/01/2011	60,000	68,400

		204,713

Total Yankee Obligations-Corporate (cost $2,481,008)		2,491,148

	Shares	Value

COMMON STOCKS 0.1%
CONSUMER DISCRETIONARY 0.1%
Media 0.1%
IMAX Corp. *	3,423	31,628

HEALTH CARE 0.0%
Health Care Providers & Services 0.0%
Sun Healthcare Group, Inc. *	244	1,618

Total Common Stocks (cost $524,257)		33,246

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
Auto Components 0.0%
Hayes Lemmerz International, Inc., Ser. A, Expiring 06/03/2006 *	335	97

Media 0.0%
Metricom, Inc., Expiring 02/15/2010 *  +	50	0
RCN Corp., Expiring 06/30/2013 *  +	25,000	0

		0

FINANCIALS 0.0%
Diversified Financial Services 0.0%
Asat Finance LLC, Expiring 11/01/2006 144A *  +	100	0

Total Warrants (cost $322,175)		97

SHORT-TERM INVESTMENTS 9.6%
MUTUAL FUND SHARES 9.6%
Evergreen Institutional Money Market Fund ø (cost $2,818,090)	2,818,090	2,818,090

Total Investments (cost $29,542,399) 98.1%		28,972,547
Other Assets and Liabilities 1.9%		566,274

Net Assets 100.0%		$29,538,821

[7]

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued
March 31, 2005 (unaudited)
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
†	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.
*	Non-income producing security
	Security is valued at fair value as determined in good faith under procedures established by the Board of Trustees.
+	Security is deemed illiquid and is valued using market quotations when readily available.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
REIT	Real Estate Investment Trust

On March 31, 2005, the aggregate cost of securities for federal income tax purposes was $29,542,399. The gross unrealized appreciation and depreciation on securities based on tax cost was $676,657 and $1,246,509, respectively, with a net unrealized depreciation of $569,852.

[6]

EVERGREEN VA INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS
March 31, 2005 (unaudited)
	Country	Shares	Value

COMMON STOCKS 92.7%
CONSUMER DISCRETIONARY 14.6%
Auto Components 2.5%
Autoliv, Inc.	Sweden	23,460	$1,119,766
Compagnie Generale des Etablissements Michelin, Class B	France	12,717	835,953
Continental AG	Germany	14,120	1,095,324
Toyota Industries Corp.	Japan	16,100	453,542

			3,504,585

Automobiles 1.7%
Renault SA	France	6,322	564,759
TI Automotive, Ltd. *  +	United Kingdom	7,240	0
Toyota Motor Corp.	Japan	46,400	1,726,934

			2,291,693

Hotels, Restaurants & Leisure 1.7%
Enterprise Inns plc	United Kingdom	40,642	591,573
Hilton Group plc	United Kingdom	206,076	1,171,043
Sodexho Alliance SA	France	15,881	529,382

			2,291,998

Household Durables 0.8%
Matsushita Electric Industrial Co., Ltd.	Japan	54,000	795,859
Sharp Corp.	Japan	16,000	242,078

			1,037,937

Leisure Equipment & Products 0.2%
Agfa-Gevaert NV	Belgium	7,037	246,252
Photo-Me International plc *	United Kingdom	16,827	33,594

			279,846

Media 3.2%
Arnoldo Mondadori Editore SpA	Italy	17,268	184,484
Axel Springer Verlag AG	Germany	1,117	133,238
Edipresse SA	Switzerland	158	85,852
Grupo Televisa SA de CV, ADR	Mexico	4,731	278,183
Lagardere Groupe	France	3,226	244,268
Mediaset SpA	Italy	15,479	222,769
PagesJaunes SA *	France	14,912	366,189
Television Broadcasts, Ltd.	Hong Kong	126,000	634,899
Toho Co., Ltd.	Japan	15,700	256,577
Vivendi Universal *	France	65,064	1,993,396

			4,399,855

Multi-line Retail 1.0%
Galeries LaFayette SA *  +	France	1,155	351,916
Marui Co., Ltd.	Japan	25,400	341,415
NEXT Group plc	United Kingdom	24,998	751,324

			1,444,655

Specialty Retail 2.1%
Kingfisher plc	United Kingdom	266,921	1,455,070
Yamada Denki Co., Ltd.	Japan	28,000	1,467,842

			2,922,912

Textiles, Apparel & Luxury Goods 1.4%
Adidas-Salomon AG	Germany	3,703	587,753
Christian Dior SA	France	14,187	1,034,671
Geox SpA *	Italy	3,779	32,926
Hermes International SA	France	1,422	286,325

			1,941,675

[1]

EVERGREEN VA INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued
March 31, 2005 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES 8.0%
Beverages 1.4%
Diageo plc	United Kingdom	111,703	$1,573,196
Ito En, Ltd.	Japan	2,300	111,776
Koninklijke Grolsch NV *	Netherlands	5,719	174,845

			1,859,817

Food & Staples Retailing 0.5%
Carrefour SA	France	14,021	744,245

Food Products 2.2%
Bunge, Ltd.	Bermuda	19,738	1,063,484
Chocoladefabriken Lindt & Spruengli AG	Switzerland	311	459,123
Ezaki Glico Co., Ltd.	Japan	16,000	137,606
Koninklijke Wessanen NV	Netherlands	9,161	134,099
Nestle SA	Switzerland	4,640	1,269,333

			3,063,645

Household Products 1.0%
Uni-Charm Corp.	Japan	29,300	1,314,612

Tobacco 2.9%
British American Tobacco plc	United Kingdom	77,945	1,372,932
Gallaher Group plc	United Kingdom	49,451	704,857
Japan Tobacco, Inc.	Japan	108	1,198,824
Swedish Match Co. AB	Sweden	60,500	740,111

			4,016,724

ENERGY 9.7%
Oil & Gas 9.7%
BP plc	United Kingdom	389,339	4,031,657
BP plc, ADR	United Kingdom	16,747	1,045,013
EnCana Corp.	Canada	1,000	70,618
Eni SpA	Italy	64,694	1,680,095
LUKOIL Holding, ADR	Russia	1,920	260,160
MOL Magyar Olaj es Gazipari Rt	Hungary	7,496	603,581
Petroleo Brasileiro SA, ADR	Brazil	28,604	1,263,725
Talisman Energy, Inc.	Canada	1,900	65,006
Total SA, Class B	France	18,532	4,336,991

			13,356,846

FINANCIALS 23.3%
Capital Markets 2.6%
3i Group plc	United Kingdom	95,431	1,209,803
Compagnie Nationale a Portefeuille	Belgium	607	137,096
Deutsche Bank AG	Germany	16,862	1,454,944
UBS AG	Switzerland	9,429	796,095

			3,597,938

Commercial Banks 11.3%
Anglo Irish Bank Corp. plc	Ireland	70,315	1,759,431
Bank Austria Creditanstalt AG *	Austria	4,928	485,594
Bank of Yokohama, Ltd.	Japan	140,000	854,065
BNP Paribas SA	France	18,961	1,343,509
Chiba Bank, Ltd.	Japan	142,000	919,248
Credit Agricole SA	France	57,552	1,564,761
HBOS plc	United Kingdom	62,027	966,081
HSBC Holdings plc - Hong Kong Exchange	United Kingdom	51,325	816,004
HSBC Holdings plc - London Exchange	United Kingdom	68,387	1,080,633
Lloyds TSB Group plc	United Kingdom	100,065	903,003
Mitsubishi Tokyo Financial Group, Inc.	Japan	137	1,188,471
[2]

EVERGREEN VA INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued
March 31, 2005 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks continued
OTP Bank Rt	Hungary	20,054	$685,876
Royal Bank of Scotland Group plc	United Kingdom	74,743	2,376,247
Sumitomo Trust & Banking Co., Ltd.	Japan	105,000	684,623

			15,627,646

Consumer Finance 2.0%
Nissin Co., Ltd.	Japan	320,160	746,607
Orix Corp.	Japan	9,200	1,173,117
Takefuji Corp.	Japan	12,980	874,172

			2,793,896

Diversified Financial Services 2.6%
Brascan Corp., Class A	Canada	28,063	1,060,119
Groupe Bruxelles Lambert SA	Belgium	11,428	1,042,373
Guoco Group, Ltd.	Bermuda	66,000	664,286
Pargesa Holdings AG	Switzerland	211	802,550

			3,569,328

Insurance 3.6%
Allianz AG	Germany	4,525	574,661
Amlin plc	United Kingdom	108,956	353,801
Baloise-Holding AG	Switzerland	7,218	346,947
Catlin Group, Ltd. *	United Kingdom	11,766	80,633
CNP Assurances	France	10,285	728,758
Irish Life & Permanent plc	Ireland	39,827	707,436
Mitsui Sumitomo Insurance Co., Ltd.	Japan	54,000	495,145
Scor SA *	France	283,260	609,653
Swiss Reinsurance Co.	Switzerland	13,930	997,370

			4,894,404

Real Estate 1.2%
British Land Co. plc	United Kingdom	37,909	575,410
IVG Immobilien AG	Germany	33,085	560,226
Mitsubishi Estate Co., Ltd.	Japan	50,000	581,130

			1,716,766

HEALTH CARE 8.0%
Health Care Equipment & Supplies 1.3%
Smith & Nephew plc	United Kingdom	192,671	1,809,624

Pharmaceuticals 6.7%
Daiichi Pharmaceutical Co., Ltd.	Japan	15,100	353,537
Eisai Co., Ltd.	Japan	31,500	1,069,540
GlaxoSmithKline plc, ADR	United Kingdom	100,439	2,300,076
Novartis AG	Switzerland	25,867	1,206,586
Roche Holding AG	Switzerland	16,506	1,768,919
Sanofi-Aventis SA	France	14,917	1,258,108
Taisho Pharmaceutical Co., Ltd.	Japan	15,000	319,015
Yamanouchi Pharmaceutical Co., Ltd.	Japan	27,000	914,230

			9,190,011

INDUSTRIALS 7.6%
Aerospace & Defense 1.7%
BAE Systems plc	United Kingdom	479,460	2,348,923

Airlines 0.5%
Qantas Airways, Ltd.	Australia	275,864	757,453

Building Products 0.7%
Compagnie De St-Gobain SA	France	15,853	966,047

[3]

EVERGREEN VA INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued
March 31, 2005 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Commercial Services & Supplies 0.6%
Buhrmann NV *	Netherlands	33,157	$335,319
Ritchie Brothers Auctioneers, Inc.	Canada	13,131	414,940
United Services Group NV	Netherlands	4,287	137,068

			887,327

Construction & Engineering 0.4%
Fomento de Construcciones y Contratas SA	Spain	2,696	137,828
Okumura Corp.	Japan	60,000	364,908

			502,736

Electrical Equipment 0.5%
Alstom SA *	France	749,508	641,371

Industrial Conglomerates 1.1%
Siemens AG	Germany	18,731	1,482,640

Machinery 2.1%
Hino Motors, Ltd.	Japan	76,000	477,814
Komori Corp.	Japan	16,000	243,869
MAN AG	Germany	6,673	298,490
Nabtesco Corp.	Japan	40,000	255,212
NGK Insulators, Ltd.	Japan	13,000	129,145
Volvo AB, Class B	Sweden	33,531	1,481,910

			2,886,440

Trading Companies & Distributors 0.0%
Ashtead Group plc *	United Kingdom	15,239	29,417

INFORMATION TECHNOLOGY 3.2%
Computers & Peripherals 0.0%
Bull SA *	France	32,598	28,740

Electronic Equipment & Instruments 0.6%
Keyence Corp.	Japan	800	185,364
Nidec Corp.	Japan	1,100	136,981
Onex Corp.	Canada	31,500	514,520

			836,865

Office Electronics 2.1%
Canon, Inc.	Japan	27,000	1,448,160
Neopost	France	17,059	1,477,472

			2,925,632

Semiconductors & Semiconductor Equipment 0.5%
ATI Technologies, Inc. *	Canada	8,248	142,360
Samsung Electronics Co., Ltd.	South Korea	900	444,904

			587,264

MATERIALS 6.0%
Chemicals 2.6%
BASF AG	Germany	8,441	598,537
Imperial Chemical Industries plc	United Kingdom	239,728	1,210,658
Linde AG	Germany	1,794	123,279
Lonza Group AG	Switzerland	15,220	931,330
Sanyo Chemical Industries, Ltd.	Japan	41,000	317,429
Sumitomo Chemical Co., Ltd.	Japan	51,000	252,134
Tokuyama Corp.	Japan	18,000	129,453

			3,562,820

[4]

EVERGREEN VA INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued
March 31, 2005 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Construction Materials 1.1%
Cemex SA de CV, ADR	Mexico	26,763	$970,159
Imerys	France	7,714	583,092

			1,553,251

Metals & Mining 2.3%
BHP Billiton, Ltd.	United Kingdom	136,559	1,833,027
JFE Holdings, Inc.	Japan	24,400	680,528
Newcrest Mining, Ltd.	Australia	43,186	581,533
Sumitomo Metal Mining Co., Ltd.	Japan	16,000	120,442

			3,215,530

TELECOMMUNICATION SERVICES 5.8%
Diversified Telecommunication Services 4.3%
Cesky Telecom AS *	Czech Republic	39,065	730,329
Deutsche Telekom *	Germany	72,223	1,442,067
France Telecom SA	France	44,934	1,345,786
Jupiter Telecommunications Co., Ltd. *	Japan	55	43,865
Nippon Telegraph & Telephone Corp.	Japan	172	752,465
Telefonica SA	Spain	28,091	489,503
Telefonos de Mexico SA de CV, ADR	Mexico	8,642	298,408
Telenor ASA	Norway	89,600	805,171

			5,907,594

Wireless Telecommunication Services 1.5%
Vodafone Airtouch plc	United Kingdom	786,045	2,084,984

UTILITIES 6.5%
Electric Utilities 3.4%
E.ON AG	Germany	27,639	2,371,940
Enel SpA	Italy	117,591	1,125,174
Korea Electric Power Corp.	South Korea	45,330	1,165,055

			4,662,169

Multi-Utilities & Unregulated Power 2.9%
RWE AG	Germany	26,605	1,609,178
Suez SA	France	48,312	1,300,383
United Utilities plc	United Kingdom	91,218	1,086,648

			3,996,209

Water Utilities 0.2%
Sociedad General de Aguas de Barcelona SA	Spain	11,642	251,842

Total Common Stocks (cost $106,275,937)			127,785,912

PREFERRED STOCKS 0.6%
HEALTH CARE 0.3%
Health Care Equipment & Supplies 0.3%

Fresenius AG	Germany	3,487	401,471

INFORMATION TECHNOLOGY 0.3%
Semiconductors & Semiconductor Equipment 0.3%
Samsung Electronics Co., Ltd.	South Korea	1,490	489,330

Total Preferred Stocks (cost $734,954)			890,801

SHORT-TERM INVESTMENTS 3.8%
MUTUAL FUND SHARES 3.8%
Evergreen Institutional U.S. Government Money Market Fund ø (cost $5,210,386)	United States	5,210,386	5,210,386

Total Investments (cost $112,221,277) 97.1%			133,887,099
Other Assets and Liabilities 2.9%			4,020,682

Net Assets 100.0%			$137,907,781

[5]

EVERGREEN VA INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued
March 31, 2005 (unaudited)

*	Non-income producing security
	Security is valued at fair value as determined in good faith under procedures established by the Board of Trustees.
+	Security is deemed illiquid and is valued using market quotations when readily available.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt

On March 31, 2005, the aggregate cost of securities for federal income tax purposes was $113,341,215. The gross unrealized appreciation and depreciation on securities based on tax cost was $20,955,798 and $409,914, respectively, with a net unrealized appreciation of $20,545,884.

The following table shows the percent of total long-term investments by geographic location as of March 31, 2005:

United Kingdom	26.3%
Japan	18.5%
France	18.0%
Germany	9.9%
Switzerland	6.7%
Sweden	2.6%
Italy	2.5%
Ireland	1.9%
Canada	1.8%
South Korea	1.6%
Bermuda	1.3%
Mexico	1.2%
Belgium	1.1%
Australia	1.0%
Hungary	1.0%
Brazil	1.0%
Spain	0.7%
Norway	0.6%
Netherlands	0.6%
Czech Republic	0.6%
Hong Kong	0.5%
Austria	0.4%
Russia	0.2%

100.0%

[6]

EVERGREEN VA OMEGA FUND SCHEDULE OF INVESTMENTS
March 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS 97.6%
CONSUMER DISCRETIONARY 17.3%
Hotels, Restaurants & Leisure 4.9%
International Game Technology	42,500	$1,133,050
Shuffle Master, Inc. *	52,500	1,520,400
Starwood Hotels & Resorts Worldwide, Inc., Class B	33,000	1,980,990
Wynn Resorts, Ltd. *	23,000	1,558,020

		6,192,460

Internet & Catalog Retail 1.3%
eBay, Inc. *	43,600	1,624,536

Media 2.3%
Comcast Corp., Class A *	37,000	1,249,860
Omnicom Group, Inc.	19,000	1,681,880

		2,931,740

Specialty Retail 4.0%
Best Buy Co., Inc.	24,700	1,334,047
Chico's FAS, Inc. *	87,500	2,472,750
Steiner Leisure, Ltd. *	38,000	1,242,220

		5,049,017

Textiles, Apparel & Luxury Goods 4.8%
Coach, Inc. *	58,000	3,284,540
Quiksilver, Inc. *	65,500	1,901,465
Wolverine World Wide, Inc.	38,500	825,055

		6,011,060

CONSUMER STAPLES 8.0%
Beverages 1.0%
PepsiCo, Inc.	24,000	1,272,720

Food & Staples Retailing 1.8%
BJ's Wholesale Club, Inc. *	20,500	636,730
United Natural Foods, Inc. *	16,600	475,258
Walgreen Co.	27,000	1,199,340

		2,311,328

Food Products 2.1%
McCormick & Co., Inc.	78,000	2,685,540

Household Products 1.4%
Rayovac Corp. *	41,500	1,726,400

Personal Products 1.7%
Estee Lauder Companies, Inc., Class A	48,000	2,159,040

ENERGY 7.5%
Energy Equipment & Services 2.1%
Diamond Offshore Drilling, Inc.	13,500	673,650
Halliburton Co.	15,000	648,750
Weatherford International, Ltd. *	22,000	1,274,680

		2,597,080

Oil & Gas 5.4%
Anadarko Petroleum Corp.	10,000	761,000
Apache Corp.	29,450	1,803,223
Devon Energy Corp.	27,500	1,313,125
Spinnaker Exploration Co. *	21,000	746,130
XTO Energy, Inc.	66,733	2,191,523

		6,815,001

FINANCIALS 1.0%
Consumer Finance 1.0%
American Express Co.	24,000	1,232,880

[1]

EVERGREEN VA OMEGA FUND SCHEDULE OF INVESTMENTS continued
March 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE 23.6%
Biotechnology 2.2%
Genentech, Inc. *	15,000	$849,150
Martek Biosciences Corp. *	32,000	1,862,080

		2,711,230

Health Care Equipment & Supplies 9.1%
Alcon, Inc.	21,000	1,875,090
Baxter International, Inc.	38,000	1,291,240
Beckman Coulter, Inc.	18,000	1,196,100
Cooper Companies, Inc.	29,500	2,150,550
Kinetic Concepts, Inc. *	21,000	1,252,650
Medtronic, Inc.	31,500	1,604,925
St. Jude Medical, Inc. *	26,500	954,000
Stryker Corp.	26,000	1,159,860

		11,484,415

Health Care Providers & Services 8.4%
Aetna, Inc.	44,200	3,312,790
American Healthways, Inc. *	45,800	1,512,316
Caremark Rx, Inc. *	76,500	3,043,170
Community Health Systems, Inc. *	40,000	1,396,400
Coventry Health Care, Inc. *	20,000	1,362,800

		10,627,476

Pharmaceuticals 3.9%
Eli Lilly & Co.	15,000	781,500
Endo Pharmaceuticals Holdings, Inc. *	86,000	1,939,300
Johnson & Johnson	15,000	1,007,400
Pfizer, Inc.	25,000	656,750
Salix Pharmaceuticals, Ltd. *	30,000	494,700

		4,879,650

INDUSTRIALS 8.0%
Aerospace & Defense 1.2%
Lockheed Martin Corp.	24,000	1,465,440

Electrical Equipment 2.5%
Cooper Industries, Ltd., Class A	44,000	3,146,880

Industrial Conglomerates 3.8%
General Electric Co.	96,700	3,487,002
Tyco International, Ltd.	40,000	1,352,000

		4,839,002

Trading Companies & Distributors 0.5%
Fastenal Co.	12,000	663,720

INFORMATION TECHNOLOGY 28.1%
Communications Equipment 3.4%
Corning, Inc. *	121,000	1,346,730
Motorola, Inc.	84,000	1,257,480
QUALCOMM, Inc.	48,000	1,759,200

		4,363,410

Computers & Peripherals 3.9%
Apple Computer, Inc. *	41,000	1,708,470
Dell, Inc. *	35,000	1,344,700
Network Appliance, Inc. *	32,000	885,120
QLogic Corp. *	23,000	931,500

		4,869,790

[2]

EVERGREEN VA OMEGA FUND SCHEDULE OF INVESTMENTS continued
March 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Electronic Equipment & Instruments 1.4%
Cogent, Inc. *	17,000	$428,060
Flextronics International, Ltd. *	115,000	1,384,600

		1,812,660

Internet Software & Services 4.5%
Google, Inc., Class A *	7,500	1,353,825
VeriSign, Inc. *	100,000	2,870,000
Yahoo!, Inc. *	42,000	1,423,800

		5,647,625

IT Services 4.2%
Affiliated Computer Services, Inc., Class A *	44,500	2,369,180
Cognizant Technology Solutions Corp., Class A *	62,500	2,887,500

		5,256,680

Office Electronics 1.0%
Zebra Technologies Corp., Class A *	27,500	1,305,975

Semiconductors & Semiconductor Equipment 5.8%
Altera Corp. *	90,000	1,780,200
Intel Corp.	64,000	1,486,720
Lam Research Corp. *	20,000	577,200
Marvell Technology Group, Ltd. *	62,500	2,396,250
Tessera Technologies, Inc. *	24,500	1,059,135

		7,299,505

Software 3.9%
Autodesk, Inc.	31,000	922,560
Cadence Design Systems, Inc. *	90,000	1,345,500
Cognos, Inc. *	18,000	754,920
Microsoft Corp.	77,862	1,881,925

		4,904,905

MATERIALS 4.1%
Chemicals 1.7%
Air Products & Chemicals, Inc.	33,500	2,120,215

Metals & Mining 2.4%
Massey Energy Co.	55,100	2,206,204
Nucor Corp.	14,500	834,620

		3,040,824

Total Common Stocks (cost $108,336,446)		123,048,204

SHORT-TERM INVESTMENTS 2.4%
MUTUAL FUND SHARES 2.4%
Evergreen Institutional U.S. Government Money Market Fund ø (cost $3,001,117)	3,001,117	3,001,117

Total Investments (cost $111,337,563) 100.0%		126,049,321
Other Assets and Liabilities 0.0%		(49,205)

Net Assets 100.0%		$126,000,116

*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

On March 31, 2005, the aggregate cost of securities for federal income tax purposes was $111,958,064. The gross unrealized appreciation and depreciation on securities based on tax cost was $16,053,352 and $1,962,095, respectively, with a net unrealized appreciation of $14,091,257.

[3]

EVERGREEN VA SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS
March 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS 96.8%
CONSUMER DISCRETIONARY 20.1%
Auto Components 0.6%
American Axle & Manufacturing Holdings, Inc.	9,000	$220,500
Cooper Tire & Rubber Co.	18,400	337,824

		558,324

Automobiles 0.0%
National R.V. Holdings, Inc. *	473	4,806

Hotels, Restaurants & Leisure 6.3%
Jack In The Box, Inc. *	28,760	1,066,996
La Quinta Corp. *	119,005	1,011,542
Lone Star Steakhouse & Saloon, Inc.	25,814	746,154
O’Charley's, Inc. *	11,280	245,227
Papa John’s International, Inc. *	13,090	454,485
Ryan’s Restaurant Group, Inc. *	33,970	493,584
Triarc Companies, Inc., Class B	97,129	1,343,294

		5,361,282

Household Durables 3.1%
Cavco Industries, Inc. *	13,106	316,916
Dixie Group, Inc. *	9,000	142,380
La-Z-Boy, Inc.	41,000	571,130
Skyline Corp.	5,400	207,846
Snap-On, Inc.	22,100	702,559
Tupperware Corp.	32,530	662,311

		2,603,142

Media 3.1%
Liberty Corp.	18,944	768,179
ProQuest Co. *	26,100	943,515
Scholastic Corp. *	1,800	66,402
Valassis Communications, Inc. *	15,010	524,750
World Wrestling Entertainment, Inc.	27,810	333,720

		2,636,566

Specialty Retail 4.2%
Borders Group, Inc.	11,800	314,116
Burlington Coat Factory Warehouse Corp.	15,650	449,155
Christopher & Banks Corp.	5,600	98,560
Deb Shops, Inc.	6,900	194,718
Group 1 Automotive, Inc. *	7,400	194,620
Movie Gallery, Inc.	15,700	450,276
Payless ShoeSource, Inc. *	43,560	687,812
Pier 1 Imports, Inc.	15,900	289,857
Zale Corp. *	29,980	891,006

		3,570,120

Textiles, Apparel & Luxury Goods 2.8%
Cutter & Buck, Inc.	9,550	133,891
Kellwood Co.	33,410	961,874
Russell Corp.	21,060	380,765
Stride Rite Corp.	53,710	714,343
Velcro Industries, N.V	13,790	182,441

		2,373,314

CONSUMER STAPLES 5.1%
Food & Staples Retailing 1.6%
Casey’s General Stores, Inc.	58,920	1,058,792
The Topps Company, Inc.	35,680	328,613

		1,387,405

[1]

EVERGREEN VA SPECIAL VALUES FUND continued SCHEDULE OF INVESTMENTS
March 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food Products 2.5%
Corn Products International, Inc.	23,880	$620,642
Del Monte Foods Co.	11,360	346,707
Delta & Pine Land Co.	33,500	904,500
Tootsie Roll Industries, Inc.	7,931	237,930

		2,109,779

Household Products 0.3%
Rayovac Corp. *	5,815	241,904

Tobacco 0.7%
Universal Corp.	13,365	611,716

ENERGY 6.9%
Energy Equipment & Services 1.9%
Atwood Oceanics, Inc. *	12,810	852,378
Global Industries, Ltd. *	27,900	262,260
Tidewater, Inc.	13,040	506,734

		1,621,372

Oil & Gas 5.0%
Cabot Oil & Gas Corp., Class A	16,745	923,487
Forest Oil Corp. *	20,422	827,091
GMX Resources, Inc. *	4,039	46,489
Stone Energy Corp. *	24,600	1,194,822
Whiting Petroleum Corp. *	29,997	1,223,277

		4,215,166

FINANCIALS 18.4%
Capital Markets 3.5%
Apollo Investment Corp. *	37,800	634,284
Investment Technology Group, Inc. *	81,633	1,428,578
Knight Trading Group, Inc.	50,600	487,784
Piper Jaffray Cos. *	10,400	380,536
Westwood Holdings Group, Inc. *	3,900	74,022

		3,005,204

Commercial Banks 2.4%
BancorpSouth, Inc.	900	18,576
First Citizens BancShares, Inc.	6,230	911,947
Hancock Holdings Co.	15,900	516,750
Mid-State Bancshares, Inc.	17,250	458,850
Washington Trust Bancorp, Inc.	4,410	121,187

		2,027,310

Consumer Finance 1.5%
MoneyGram International, Inc.	67,981	1,284,161

Insurance 7.4%
Assured Guaranty, Ltd.	57,200	1,026,740
CNA Surety Corp. *	21,860	297,296
Endurance Specialty Holdings, Ltd.	28,302	1,070,948
Harleysville Group, Inc.	15,500	307,830
Hilb, Rogal and Hobbs Co.	11,600	415,280
Horace Mann Educators Corp.	12,570	222,992
IPC Holdings, Ltd.	19,795	777,547
LandAmerica Financial Group, Inc.	10,970	548,829
Merchants Group, Inc.	1,900	46,170
[2]

EVERGREEN VA SPECIAL VALUES FUND continued SCHEDULE OF INVESTMENTS
March 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
Navigators Group, Inc. *	7,320	$242,621
Stewart Information Services Corp.	23,380	877,218
U.S.I. Holdings Corp. *	34,400	405,232

		6,238,703

Real Estate 1.8%
Forest City Enterprises, Inc.	12,005	765,919
Post Properties, Inc. REIT	25,580	794,003

		1,559,922

Thrifts & Mortgage Finance 1.8%
NetBank, Inc.	61,100	518,128
NewAlliance Bancshares, Inc.	73,913	1,034,782

		1,552,910

HEALTH CARE 4.9%
Health Care Equipment & Supplies 3.8%
Analogic Corp.	17,700	765,525
Edwards Lifesciences Corp. *	13,250	572,665
Millipore Corp. *	13,400	581,560
Viasys Healthcare, Inc. *	36,230	691,268
West Pharmaceutical Services, Inc.	27,500	657,250

		3,268,268

Health Care Providers & Services 0.9%
Per-Se Technologies, Inc. *	50,520	775,482

Pharmaceuticals 0.2%
Par Pharmaceutical Companies, Inc. *	4,200	140,448

INDUSTRIALS 17.3%
Aerospace & Defense 0.9%
GenCorp, Inc.	27,690	553,800
Ladish Co., Inc. *	15,400	181,720

		735,520

Building Products 0.3%
Apogee Enterprises, Inc.	18,600	265,608

Commercial Services & Supplies 5.5%
Adesa, Inc.	17,918	418,564
Banta Corp.	14,905	637,934
Deluxe Corp.	17,240	687,186
Heidrick & Struggles International, Inc. *	13,310	489,409
Imagistics International, Inc. *	6,003	209,685
John H. Harland Co.	37,540	1,289,874
Spherion Corp. *	28,544	213,795
Tetra Tech Inc.	16,200	204,444
Viad Corp.	17,452	469,459

		4,620,350

Electrical Equipment 1.5%
A.O. Smith Corp.	12,405	358,133
Genlyte Group, Inc. *	10,500	944,685

		1,302,818

Machinery 6.3%
AGCO Corp. *	15,490	282,692
Ampco-Pittsburgh Corp.	9,340	126,370
Briggs & Stratton Corp.	25,680	935,009
[3]

EVERGREEN VA SPECIAL VALUES FUND continued SCHEDULE OF INVESTMENTS
March 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery continued
Crane Co.	17,200	$495,188
EnPro Industries, Inc. *	14,650	402,875
Gardner Denver Inc.	6,400	252,864
Joy Global, Inc.	31,875	1,117,538
Kadant, Inc. *	32,839	609,163
Mueller Industries, Inc.	37,100	1,044,365
Supreme Industries, Inc., Class A	7,640	47,903
Wolverine Tube, Inc. *	2,500	22,375

		5,336,342

Road & Rail 2.8%
Arkansas Best Corp.	22,070	833,804
Dollar Thrifty Automotive Group, Inc. *	14,919	489,045
RailAmerica, Inc. *	19,239	240,103
USF Corp.	17,380	838,759

		2,401,711

INFORMATION TECHNOLOGY 9.2%
Communications Equipment 2.2%
3Com Corp. *	40,300	143,468
Belden CDT, Inc.	43,720	971,021
CommScope, Inc. *	45,968	687,681
Enterasys Networks, Inc. *	64,800	90,720

		1,892,890

Computers & Peripherals 3.9%
Adaptec, Inc. *	29,900	143,221
Advanced Digital Information Corp. *	15,100	123,820
Brocade Communications Systems, Inc. *	39,500	233,840
Electronics for Imaging, Inc. *	7,200	128,448
Imation Corp.	29,335	1,019,391
Intergraph Corp. *	28,780	829,152
Quantum Corp. *	132,380	385,226
Silicon Graphics, Inc. *	92,820	110,456
Western Digital Corp. *	27,800	354,450

		3,328,004

Electronic Equipment & Instruments 1.4%
AVX Corp.	20,900	256,025
Kemet Corp. *	19,100	148,025
Technitrol, Inc. *	49,490	738,391

		1,142,441

Semiconductors & Semiconductor Equipment 1.3%
Cabot Microelectronics Corp.	4,600	144,348
Credence Systems Corp. *	22,530	178,212
Lattice Semiconductor Corp. *	55,940	300,398
Standard Microsystems Corp. *	27,940	485,039

		1,107,997

Software 0.4%
Transaction Systems Architects, Inc., Class A *	13,316	308,265

MATERIALS 9.8%
Chemicals 3.9%
A. Schulman, Inc.	33,900	590,538
American Pacific Corp.	11,100	80,475
Arch Chemicals, Inc.	29,690	845,274
[4]

EVERGREEN VA SPECIAL VALUES FUND continued SCHEDULE OF INVESTMENTS
March 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Chemicals continued
FMC Corp. *	12,500	$668,125
H.B. Fuller Co.	31,300	907,700
Octel Corp.	14,400	266,832

		3,358,944

Construction Materials 1.1%
Eagle Materials, Inc.	11,141	901,753

Containers & Packaging 2.9%
Owens-Illinois, Inc. *	23,660	594,813
Packaging Corporation of America	32,070	778,980
Rock-Tenn Co., Class A	47,549	632,402
Silgan Holdings, Inc. *	6,690	434,716

		2,440,911

Metals & Mining 0.7%
Bayou Steel Corp. *	3,298	98,940
Quanex Corp.	6,966	371,427
Roanoke Electric Steel Corp.	7,330	151,584

		621,951

Paper & Forest Products 1.2%
Deltic Timber Corp.	7,070	276,437
Neenah Paper, Inc.	22,182	745,759

		1,022,196

TELECOMMUNICATION SERVICES 2.2%
Diversified Telecommunication Services 1.9%
Commonwealth Telephone Enterprises, Inc. *	34,167	1,610,632

Wireless Telecommunication Services 0.3%
Leap Wireless International, Inc. *	8,345	217,387

UTILITIES 2.9%
Electric Utilities 2.2%
Allete, Inc.	29,289	1,225,745
El Paso Electric Co. *	34,800	661,200

		1,886,945

Gas Utilities 0.7%
Atmos Energy Corp.	21,900	591,300

Total Common Stocks (cost $66,774,627)		82,241,269

PREFERRED STOCK 0.0%
TELECOMMUNICATION SERVICES 0.0%
Diversified Telecommunication Services 0.0%
Cincinnati Bell, Inc. (cost $39,009)	1,000	42,600

	Principal Amount	Value

CONVERTIBLE DEBENTURE 0.0%
CONSUMER DISCRETIONARY 0.0%
Specialty Retail 0.0%
Gadzooks, Inc., 5.00%, 10/09/2008 •+ (cost $85,000)	$85,000	850

[5]

EVERGREEN VA SPECIAL VALUES FUND continued SCHEDULE OF INVESTMENTS
March 31, 2005 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 3.5%
MUTUAL FUND SHARES 3.5%
Evergreen Institutional Money Market Fund ø (cost $2,982,038)	2,982,038	$2,982,038

Total Investments (cost $69,880,674) 100.3%		85,266,757
Other Assets and Liabilities (0.3%)		(293,403)

Net Assets 100.0%		$84,973,354

*	Non-income producing security
•	Security which has defaulted on payment of interest and/or principal.
+	Security is deemed illiquid and is valued using market quotations when readily available.
	Security is valued at fair value as determined in good faith under procedures established by the Board of Trustees.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
REIT	Real Estate Investment Trust

On March 31, 2005, the aggregate cost of securities for federal income tax purposes was $69,884,941. The gross unrealized appreciation and depreciation on securities based on tax cost was $16,586,475 and $1,204,659, respectively, with a net unrealized appreciation of $15,381,816.

[6]

EVERGREEN VA SPECIAL EQUITY FUND† SCHEDULE OF INVESTMENTS
March 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS 91.0%
CONSUMER DISCRETIONARY 13.3%
Automobiles 0.5%
Monaco Coach Corp.	18,264	$294,964

Hotels, Restaurants & Leisure 5.4%
Choice Hotels International, Inc.	13,310	824,554
CKE Restaurants, Inc. *	45,624	723,140
Penn National Gaming, Inc. *	32,560	956,613
Rare Hospitality International, Inc. *	14,060	434,173
Shuffle Master, Inc. *	12,453	360,639

		3,299,119

Internet & Catalog Retail 0.4%
Coldwater Creek, Inc. *	13,511	249,683

Leisure Equipment & Products 1.8%
Marvel Enterprises, Inc. *	28,711	574,220
The Nautilus Group, Inc.	23,023	547,027

		1,121,247

Media 0.9%
Getty Images, Inc. *	3,552	252,583
Thomas Nelson, Inc.	11,705	276,823

		529,406

Specialty Retail 3.2%
Big 5 Sporting Goods Corp.	18,293	451,837
Pantry, Inc. *	34,786	1,077,322
Stage Stores, Inc. *	12,355	474,309

		2,003,468

Textiles, Apparel & Luxury Goods 1.1%
Deckers Outdoor Corp. *	3,358	120,015
Hartmarx Corp. *	57,813	551,536

		671,551

CONSUMER STAPLES 2.9%
Food & Staples Retailing 1.4%
7-Eleven, Inc. *	20,878	501,489
Smart & Final, Inc. *	31,324	380,900

		882,389

Personal Products 1.5%
Chattem, Inc. *	20,327	903,942

ENERGY 10.9%
Energy Equipment & Services 4.9%
Atwood Oceanics, Inc. *	4,879	324,649
Core Laboratories N.V. *	19,093	490,117
Grey Wolf, Inc. *	59,132	389,089
Oceaneering International, Inc. *	8,362	313,575
Superior Energy Services, Inc. *	40,742	700,762
Unit Corp. *	17,532	791,920

		3,010,112

Oil & Gas 6.0%
Berry Petroleum Co., Class A	4,472	230,085
Cimarex Energy Co. *	6,304	245,856
Comstock Resources, Inc. *	18,894	543,014
General Maritime Corp. *	9,971	482,995
Harvest Natural Resources, Inc. *	47,417	563,788
InterOil Corp. *	13,416	469,023
[1]

EVERGREEN VA SPECIAL EQUITY FUND† SCHEDULE OF INVESTMENTS continued
March 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil & Gas continued
Petroleum Development Corp. *	10,508	$396,047
Tsakos Energy Navigation, Ltd.	6,175	271,885
Ultra Petroleum Corp. *	9,669	491,185

		3,693,878

FINANCIALS 10.3%
Capital Markets 0.5%
Investors Financial Services Corp.	6,312	308,720

Commercial Banks 3.4%
Boston Private Financial Holdings, Inc.	11,400	270,750
East West Bancorp, Inc.	9,052	334,200
PrivateBancorp, Inc.	10,992	345,259
Silicon Valley Bancshares *	20,320	895,299
UCBH Holdings, Inc.	6,134	244,747

		2,090,255

Consumer Finance 1.3%
Asta Funding, Inc.	12,468	263,947
Cash America International, Inc.	11,102	243,467
S1 Corp.	39,453	273,804

		781,218

Insurance 4.3%
Argonaut Group, Inc. *	21,959	465,970
Delphi Financial Group, Inc.	15,574	669,682
HCC Insurance Holdings, Inc.	15,586	563,590
Ohio Casualty Corp. *	30,146	692,755
Universal American Financial Corp. *	16,625	287,612

		2,679,609

Thrifts & Mortgage Finance 0.8%
BankAtlantic Bancorp, Inc., Class A	28,490	495,726

HEALTH CARE 11.6%
Biotechnology 1.9%
Affymetrix, Inc. *	15,205	651,382
DUSA Pharmaceuticals, Inc. *	11,620	101,443
Serologicals Corp.	14,586	356,482
Third Wave Technologies, Inc. *	16,529	95,207

		1,204,514

Health Care Equipment & Supplies 4.1%
Animas Corp. *	17,088	345,348
Dade Behring Holdings, Inc. *	9,604	565,964
Haemonetics Corp. *	11,603	489,182
Respironics, Inc. *	14,059	819,218
Wright Medical Group, Inc. *	11,742	281,808

		2,501,520

Health Care Providers & Services 4.4%
Pediatrix Medical Group, Inc. *	8,308	569,846
RehabCare Group, Inc. *	5,517	158,393
Sierra Health Services, Inc. *	2,458	156,919
United Surgical Partners International, Inc. *	8,857	405,385
VCA Antech, Inc. *	32,645	660,408
Ventiv Health, Inc. *	32,066	737,518

		2,688,469

[2]

EVERGREEN VA SPECIAL EQUITY FUND† SCHEDULE OF INVESTMENTS continued
March 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals 1.2%
Connetics Corp. *	13,058	$330,237
First Horizon Pharmaceutical Corp. *	25,193	425,258

		755,495

INDUSTRIALS 26.2%
Aerospace & Defense 4.0%
Applied Signal Technology, Inc.	26,248	601,079
ARGON ST, Inc. *	9,934	327,822
Innovative Solutions & Support, Inc. *	25,531	810,609
Moog, Inc., Class A *	15,557	703,177

		2,442,687

Air Freight & Logistics 2.3%
Dynamex, Inc. *	22,717	411,178
EGL, Inc. *	10,595	241,566
Forward Air Corp. *	15,139	644,619
Hub Group Inc., Class A *	2,117	132,672

		1,430,035

Commercial Services & Supplies 8.4%
Banta Corp.	12,540	536,712
Bright Horizons Family Solutions, Inc. *	8,672	292,593
Corrections Corp. of America *	16,195	625,127
DiamondCluster International, Inc., Class A *	73,843	1,188,872
Duratek, Inc. *	11,200	223,440
Heidrick & Struggles International, Inc. *	33,132	1,218,264
Labor Ready, Inc. *	57,921	1,080,227

		5,165,235

Electrical Equipment 1.1%
Thomas & Betts Corp. *	20,040	647,292

Machinery 5.0%
American Science & Engineering, Inc. *	6,948	310,645
Briggs & Stratton Corp.	13,244	482,214
Graco, Inc.	13,810	557,371
Middleby Corp.	2,384	117,770
Oshkosh Truck Corp.	9,616	788,416
Toro Co.	5,732	507,282
Wabash National Corp. *	12,256	299,046

		3,062,744

Road & Rail 3.3%
Genesee & Wyoming, Inc., Class A *	37,169	963,049
J.B. Hunt Transport Services, Inc.	8,570	375,109
Marten Transport, Ltd. *	7,198	153,533
Old Dominion Freight Line, Inc. *	18,146	565,248

		2,056,939

Trading Companies & Distributors 2.1%
Hughes Supply, Inc.	21,394	636,471
MSC Industrial Direct Co., Inc., Class A	22,139	676,568

		1,313,039

INFORMATION TECHNOLOGY 13.4%
Communications Equipment 1.7%
ECI Telecom, Ltd. *	18,447	132,634
Tekelec *	17,846	284,465
ViaSat, Inc. *	33,818	632,058

		1,049,157

[3]

EVERGREEN VA SPECIAL EQUITY FUND† SCHEDULE OF INVESTMENTS continued
March 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Electronic Equipment & Instruments 2.9%
Aeroflex, Inc. *	55,792	$520,539
Agilysys, Inc.	9,901	194,654
Benchmark Electronics, Inc. *	8,223	261,738
Dionex Corp. *	10,122	551,649
TTM Technologies, Inc. *	23,032	240,915

		1,769,495

Internet Software & Services 1.0%
Interwoven, Inc. *	33,568	261,495
NIC, Inc. *	71,011	338,722

		600,217

IT Services 1.6%
Euronet Worldwide, Inc. *	14,228	406,210
Forrester Research, Inc. *	21,162	297,961
iPayment Holdings, Inc. *	6,647	280,503

		984,674

Semiconductors & Semiconductor Equipment 3.2%
ATMI, Inc. *	14,811	370,867
August Technology Corp. *	35,036	410,622
Genesis Microchip, Inc. *	36,237	523,625
Nanometrics, Inc. *	12,680	149,243
Trident Microsystems, Inc. *	29,623	523,735

		1,978,092

Software 3.0%
Agile Software Corp. *	44,224	321,951
ANSYS, Inc. *	14,907	509,968
Concur Technologies, Inc. *	40,664	330,192
Witness Systems, Inc. *	38,831	681,484

		1,843,595

MATERIALS 2.4%
Chemicals 0.8%
Headwaters, Inc. *	14,704	482,585

Containers & Packaging 0.5%
Caraustar Industries, Inc. *	22,639	292,043

Metals & Mining 1.1%
AMCOL International Corp.	17,828	334,454
Century Aluminum Co. *	12,701	384,332

		718,786

Total Common Stocks (cost $49,134,951)		56,001,900

EXCHANGE TRADED FUND 4.0%
iShares Russell 2000 Growth Index Fund (cost $2,510,977)	39,035	2,442,810

SHORT-TERM INVESTMENTS 7.3%
MUTUAL FUND SHARES 7.3%
Evergreen Institutional Money Market Fund ø (cost $4,469,806)	4,469,806	4,469,806

Total Investments (cost $56,115,734) 102.3%		62,914,516
Other Assets and Liabilities (2.3%)		(1,417,481)

Net Assets 100.0%		$61,497,035

[4]

EVERGREEN VA SPECIAL EQUITY FUND† SCHEDULE OF INVESTMENTS continued
March 31, 2005 (unaudited)
†

Effective at the close of business on April 15, 2005, Evergreen VA Growth Fund acquired the net assets of Evergreen VA Special Equity Fund in a tax-free exchange for Class 1 and Class 2 shares of Evergreen VA Growth Fund. Shareholders of Class 1 and Class 2 shares of Evergreen VA Special Equity Fund received corresponding shares of Evergreen VA Growth Fund.
*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

On March 31, 2005, the aggregate cost of securities for federal income tax purposes was $56,256,825. The gross unrealized appreciation and depreciation on securities based on tax cost was $8,839,362 and $2,181,671, respectively, with a net unrealized appreciation of $6,657,691.

[5]

EVERGREEN VA STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS
March 31, 2005 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.2%
FIXED-RATE 2.2%
FNMA:
4.44%, 04/01/2014	$868,490	$840,856
4.91%, 07/25/2020	590,000	581,199
Class A, 6.22%, 01/25/2009	61,089	62,270
GNMA, 3.36%, 08/16/2022	227,657	220,023

Total Agency Commercial Mortgage-Backed Securities (cost $1,710,963)		1,704,348

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 3.8%
FLOATING-RATE 3.8%
FHLMC:
Ser. 1689, Class F, 3.46%, 03/15/2024	403,126	406,079
Ser. 1695, Class GA, 3.46%, 03/15/2024	190,190	191,001
Ser. 2372, Class F, 3.31%, 10/15/2031	148,301	148,959
Ser. 2710, Class FY, 3.21%, 10/15/2018	81,839	80,392
FNMA:
Ser. 1992-73, Class F, 3.19%, 05/25/2022	65,639	66,726
Ser. 1997-76, Class FO, 3.34%, 09/17/2027	361,651	365,274
Ser. 1998-40, Class F, 3.13%, 06/17/2028	173,740	174,369
Ser. 2002-41, Class F, 3.40%, 07/25/2032	724,454	732,795
Ser. G92-23, Class F, 3.58%, 04/25/2022	67,107	68,065
Ser. G93-32, Class F, 3.53%, 09/25/2023	246,460	249,873
GNMA, Ser. 2001-59, Class FB, 3.32%, 08/16/2026	455,729	459,982

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $2,939,153)		2,943,515

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 11.0%
FIXED-RATE 10.8%
FHLMC:
5.50%, TBA #	3,175,000	3,206,503
6.00%, TBA #	2,610,000	2,671,173
FNMA:
5.50%, TBA #	1,100,000	1,101,718
6.00%, TBA #	1,100,000	1,124,407
6.50%, 04/01/2017	126,615	141,009
GNMA, 8.00%, 01/15/2030	4,374	4,717

		8,249,527

FLOATING-RATE 0.2%
FNMA, 2.58%, 07/01/2044	191,504	194,296

Total Agency Mortgage-Backed Pass Through Securities (cost $8,443,194)		8,443,823

ASSET-BACKED SECURITIES 1.3%
C-Bass, Ltd., Ser. 11A, Class C, 4.36%, 09/15/2039 144A 	685,000	690,504
Ocean Star plc, Ser. 2004-A, Class C, FRN, 4.04%, 11/12/2018 144A 	160,000	161,294
Trapeza CDO LLC, Ser. 2004-7A, Class B1, FRN, 4.25%, 01/25/2035 144A	125,000	126,256

Total Asset-Backed Securities (cost $970,000)		978,054

COMMERCIAL MORTGAGE-BACKED SECURITIES 0.3%
FLOATING-RATE 0.3%
GS Mtge. Securities Corp. II, Ser. 2001-Rock, Class BFL, 3.20%, 05/03/2018 144A (cost $253,320)	250,000	256,221

CORPORATE BONDS 32.4%
CONSUMER DISCRETIONARY 10.7%
Auto Components 0.8%
Dura Operating Corp., Ser. B, 8.625%, 04/15/2012	150,000	139,125
Exide Technologies, 10.50%, 03/15/2013 144A	125,000	120,000
RJ Tower Corp., 12.00%, 06/01/2013	55,000	30,044
Tenneco Automotive, Inc., 8.625%, 11/15/2014 144A	310,000	303,025

		592,194

[1]

EVERGREEN VA STRATEGIC INCOME FUND continued SCHEDULE OF INVESTMENTS
March 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Hotels, Restaurants & Leisure 3.0%
Ameristar Casinos, Inc., 10.75%, 02/15/2009	$115,000	$126,212
Equinox Holdings, Inc., 9.00%, 12/15/2009	200,000	211,000
Gaylord Entertainment Co., 6.75%, 11/15/2014 144A	50,000	47,625
Herbst Gaming, Inc., 7.00%, 11/15/2014 144A	150,000	150,000
HMH Properties, Inc., Ser. B, 7.875%, 08/01/2008	100,000	102,500
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	150,000	149,250
John Q. Hammons Hotels LP, Ser. B, 8.875%, 05/15/2012	300,000	323,250
La Quinta Corp., 8.875%, 03/15/2011	200,000	217,000
Las Vegas Sands Corp., 6.375%, 02/15/2015 144A	125,000	119,219
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007	300,000	327,750
MGM MIRAGE, Inc., 5.875%, 02/27/2014	100,000	94,875
MTR Gaming Group, Inc., 9.75%, 04/01/2010	250,000	273,750
Station Casinos, Inc.:
6.50%, 02/01/2014	75,000	74,812
6.875%, 03/01/2016	75,000	75,469

		2,292,712

Household Durables 0.7%
Jarden Corp., 9.75%, 05/01/2012	260,000	278,200
K. Hovnanian Enterprises, Inc.:
6.00%, 01/15/2010 144A	115,000	112,924
6.375%, 12/15/2014	75,000	72,750
Meritage Homes Corp., 6.25%, 03/15/2015 144A	75,000	70,875

		534,749

Leisure Equipment & Products 0.6%
AMC Entertainment, Inc., 9.875%, 02/01/2012	300,000	318,000
Loews Cineplex Entertainment Corp., 9.00%, 08/01/2014 144A	30,000	30,000
Riddell Bell Holdings, Inc., 8.375%, 10/01/2012 144A	140,000	144,200

		492,200

Media 3.8%
Cablevision Systems Corp., 8.00%, 04/15/2012 144A	250,000	258,125
CCO Holdings LLC, 8.75%, 11/15/2013	250,000	251,250
Charter Communications Holdings LLC, 8.625%, 04/01/2009	300,000	233,250
Cinemark USA, Inc.:
9.00%, 02/01/2013	125,000	136,250
Sr. Disc. Note, Step Bond, 0.00%, 03/15/2014 †	145,000	103,675
CSC Holdings, Inc., 7.625%, 04/01/2011	150,000	156,750
Dex Media West LLC, 9.875%, 08/15/2013	300,000	336,000
Emmis Communications Corp., 6.875%, 05/15/2012	300,000	295,500
Houghton Mifflin Co., 9.875%, 02/01/2013	150,000	155,250
Marquee Holdings, Inc., Sr. Disc. Note, Step Bond, 0.00%, 08/15/2014 144A †	250,000	167,500
Mediacom LLC, 9.50%, 01/15/2013	325,000	325,812
RCN Corp., 12.50%, 06/30/2008  +	171,660	175,952
Visant Corp., 7.625%, 10/01/2012	175,000	174,125
WMG Holdings Corp., 7.39%, 12/15/2011 144A	175,000	180,250

		2,949,689

Multi-line Retail 0.4%
J.C. Penney Co., Inc., 7.375%, 08/15/2008	300,000	306,000

Specialty Retail 1.2%
Affinity Group, Inc., 9.00%, 02/15/2012	75,000	79,125
CSK Auto, Inc., 7.00%, 01/15/2014	275,000	260,906
FTD, Inc., 7.75%, 02/15/2014	250,000	257,500
PETCO Animal Supplies, Inc., 10.75%, 11/01/2011	100,000	112,500
United Auto Group, Inc., 9.625%, 03/15/2012	170,000	180,200

		890,231

[2]

EVERGREEN VA STRATEGIC INCOME FUND continued SCHEDULE OF INVESTMENTS
March 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Textiles, Apparel & Luxury Goods 0.2%
Oxford Industries, Inc., 8.875%, 06/01/2011	$70,000	$74,550
The Warnaco Group, Inc., 8.875%, 06/15/2013	65,000	70,038

		144,588

CONSUMER STAPLES 1.1%
FOOD & STAPLES RETAILING 0.1%
Rite Aid Corp., 9.50%, 02/15/2011	50,000	53,250

Food Products 0.4%
B&G Foods Holdings Corp., 8.00%, 10/01/2011	15,000	15,675
Chiquita Brands International, Inc., 7.50%, 11/01/2014	55,000	55,000
Del Monte Foods Co.:
6.75%, 02/15/2015 144A	35,000	34,300
8.625%, 12/15/2012	56,000	60,900
Michael Foods, Inc., 8.00%, 11/15/2013	90,000	94,050
Seminis Vegetable Seeds, Inc., 10.25%, 10/01/2013	55,000	65,175

		325,100

Household Products 0.2%
Rayovac Corp., 7.375%, 02/01/2015 144A	170,000	163,625

Personal Products 0.4%
Playtex Products, Inc., 8.00%, 03/01/2011	250,000	270,625

ENERGY 3.0%
Energy Equipment & Services 0.6%
Dresser, Inc., 9.375%, 04/15/2011	135,000	143,775
Grant Prideco, Inc., 9.625%, 12/01/2007	125,000	136,875
Gulfmark Offshore, Inc., 7.75%, 07/15/2014 144A	100,000	103,500
Parker Drilling Co., Ser. B, 9.625%, 10/01/2013	75,000	83,250

		467,400

Oil & Gas 2.4%
Chesapeake Energy Corp.:
6.875%, 01/15/2016	285,000	289,275
7.75%, 01/15/2015	75,000	79,687
El Paso Corp.:
7.75%, 01/15/2032	150,000	142,125
7.875%, 06/15/2012	150,000	150,000
El Paso Production Holding Co., 7.75%, 06/01/2013	225,000	228,938
Encore Acquisition Co., 6.25%, 04/15/2014	90,000	90,450
Exco Resources, Inc., 7.25%, 01/15/2011	45,000	45,900
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	100,000	107,500
Pemex Project Funding Master Trust, 6.625%, 04/04/2010	100,000	141,888
Plains Exploration & Production Co., 8.75%, 07/01/2012	170,000	186,150
The Williams Companies, Inc.:
7.50%, 01/15/2031	150,000	158,250
8.125%, 03/15/2012	200,000	220,000

		1,840,163

FINANCIALS 2.1%
Consumer Finance 0.1%
General Motors Acceptance Corp., FRN, 3.56%, 01/16/2007	100,000	95,868

Diversified Financial Services 0.3%
Arch Western Finance LLC, 6.75%, 07/01/2013	200,000	202,000
Borden US Finance Corp., 9.00%, 07/15/2014 144A	45,000	48,825

		250,825

[3]

EVERGREEN VA STRATEGIC INCOME FUND continued SCHEDULE OF INVESTMENTS
March 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Insurance 0.5%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	$300,000	$337,500

Real Estate 1.2%
Crescent Real Estate Equities Co., REIT, 9.25%, 04/15/2009	125,000	136,250
Host Marriott Corp., Ser. J, REIT, 7.125%, 11/01/2013	500,000	498,750
Thornburg Mortgage Asset Corp., REIT, 8.00%, 05/15/2013	300,000	313,500

		948,500

HEALTH CARE 1.7%
Health Care Equipment & Supplies 0.2%
Universal Hospital Services, Inc., 10.125%, 11/01/2011	200,000	206,000

Health Care Providers & Services 1.3%
Carriage Services, Inc., 7.875%, 01/15/2015 144A	75,000	75,750
HCA, Inc., 6.375%, 01/15/2015	150,000	149,646
IASIS Healthcare Corp., 8.75%, 06/15/2014	90,000	94,275
Select Medical Corp., 7.625%, 02/01/2015 144A	175,000	175,875
Service Corporation International, 6.75%, 04/01/2016	250,000	241,250
Tenet Healthcare Corp., 9.875%, 07/01/2014	240,000	250,800

		987,596

Pharmaceuticals 0.2%
Alpharma, Inc., 8.625%, 05/01/2011 144A	150,000	143,250

INDUSTRIALS 3.9%
Aerospace & Defense 0.2%
Argo-Tech Corp., 9.25%, 06/01/2011	30,000	32,400
Moog, Inc., 6.25%, 01/15/2015	105,000	103,425

		135,825

Commercial Services & Supplies 1.9%
Allied Waste North America, Inc.:
5.75%, 02/15/2011	85,000	77,775
6.375%, 04/15/2011	75,000	70,125
American Color Graphics, Inc., 10.00%, 06/15/2010	125,000	81,875
Clean Harbors, Inc., 11.25%, 07/15/2012 144A	90,000	100,800
Computer Sciences Corp., 9.50%, 02/15/2013 144A	230,000	224,538
Corrections Corporation of America, 6.25%, 03/15/2013 144A	100,000	96,500
Geo Group, Inc., 8.25%, 07/15/2013	55,000	56,375
JohnsonDiversey Holdings, Inc., Sr. Disc. Note, Step Bond, 0.00%, 05/15/2013 †	300,000	259,500
NationsRent Co., Inc., 9.50%, 10/15/2010	300,000	322,500
TriMas Corp., 9.875%, 06/15/2012	150,000	153,750

		1,443,738

Machinery 1.1%
Case New Holland, Inc., 9.25%, 08/01/2011 144A	320,000	342,400
Douglas Dynamics LLC, 7.75%, 01/15/2012 144A	60,000	59,100
Dresser Rand Group, Inc., 7.375%, 11/01/2014 144A	135,000	135,675
Norcross Safety Products LLC, Ser. B, 9.875%, 08/15/2011	100,000	106,500
Terex Corp., 7.375%, 01/15/2014	200,000	205,000

		848,675

Marine 0.4%
Horizon Lines, Inc., Sr. Disc. Note, Step Bond, 0.00%, 04/01/2013 144A †	350,000	274,750

Trading Companies & Distributors 0.3%
United Rentals North America, Inc., 7.75%, 11/15/2013	275,000	268,125

[4]

EVERGREEN VA STRATEGIC INCOME FUND continued SCHEDULE OF INVESTMENTS
March 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INFORMATION TECHNOLOGY 0.6%
Communications Equipment 0.4%
Lucent Technologies, Inc., 6.45%, 03/15/2029	$150,000	$130,125
Telex Communications Holdings, Inc., 11.50%, 10/15/2008	200,000	220,000

		350,125

IT Services 0.2%
Stratus Technologies, Inc., 10.375%, 12/01/2008	150,000	149,250

MATERIALS 6.2%
Chemicals 2.7%
Arco Chemical Co., 9.80%, 02/01/2020	85,000	96,475
Equistar Chemicals LP, 10.625%, 05/01/2011	300,000	338,250
Ethyl Corp., 8.875%, 05/01/2010	35,000	37,625
FMC Corp., 10.25%, 11/01/2009	100,000	112,000
Huntsman Advanced Materials LLC, 11.00%, 07/15/2010 144A	125,000	144,062
Huntsman International LLC:
9.875%, 03/01/2009	170,000	184,450
11.50%, 07/15/2012 144A	149,000	175,075
Lyondell Chemical Co.:
9.50%, 12/15/2008	300,000	322,500
10.50%, 06/01/2013	150,000	173,250
Millenium America, Inc., 9.25%, 06/15/2008	150,000	161,625
Nalco Co., 8.875%, 11/15/2013	135,000	145,125
PQ Corp., 7.50%, 02/15/2013 144A	165,000	163,350

		2,053,787

Containers & Packaging 1.0%
Graham Packaging Co., 9.875%, 10/15/2014 144A	85,000	85,425
Graphic Packaging International, Inc., 9.50%, 08/15/2013	250,000	266,250
Owens-Brockway Glass Containers, Inc.:
8.25%, 05/15/2013	200,000	212,500
8.75%, 11/15/2012	175,000	192,062

		756,237

Metals & Mining 1.7%
Alaska Steel Corp., 7.75%, 06/15/2012	150,000	145,125
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014	169,000	172,380
Freeport-McMoRan Copper & Gold, Inc.:
6.875%, 02/01/2014	80,000	79,200
7.50%, 11/15/2006	130,000	134,550
10.125%, 02/01/2010	220,000	245,300
Oregon Steel Mills, Inc., 10.00%, 07/15/2009	225,000	244,688
Peabody Energy Corp.:
5.875%, 04/15/2016	75,000	72,750
6.875%, 03/15/2013	60,000	62,100
United States Steel Corp., 10.75%, 08/01/2008	125,000	144,375

		1,300,468

Paper & Forest Products 0.8%
Amscan Holdings, Inc., 8.75%, 05/01/2014	175,000	170,625
Boise Cascade LLC:
5.54%, 10/15/2012 144A	75,000	76,875
7.125%, 10/15/2014 144A	70,000	71,225
Georgia Pacific Corp.:
8.00%, 01/15/2024	55,000	61,600
8.125%, 05/15/2011	245,000	271,338

		651,663

[5]

EVERGREEN VA STRATEGIC INCOME FUND continued SCHEDULE OF INVESTMENTS
March 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES 1.6%
Diversified Telecommunication Services 0.6%
Consolidated Communications, Inc., 9.75%, 04/01/2012 144A	$150,000	$159,750
Qwest Communications International, Inc., 7.875%, 09/01/2011 144A	300,000	310,500

		470,250

Wireless Telecommunication Services 1.0%
Alamosa Holdings, Inc., 8.50%, 01/31/2012	75,000	78,094
Horizon PCS, Inc., 11.375%, 07/15/2012 144A	75,000	85,500
Nextel Communications, Inc., 7.375%, 08/01/2015	300,000	318,375
Rural Cellular Co., 8.25%, 03/15/2012	75,000	76,875
UbiquiTel, Inc., 9.875%, 03/01/2011	75,000	83,062
US Unwired, Inc., Ser. B, 10.00%, 06/15/2012	75,000	83,438

		725,344

UTILITIES 1.5%
Electric Utilities 0.2%
MSW Energy Holdings LLC, 8.50%, 09/01/2010	125,000	131,875

Gas Utilities 0.3%
SEMCO Energy, Inc., 7.75%, 05/15/2013	200,000	207,634

Multi-Utilities & Unregulated Power 1.0%
AES Corp., 7.75%, 03/01/2014	240,000	249,000
NRG Energy, Inc., 8.00%, 12/15/2013 144A	156,000	165,750
Reliant Resources, Inc.:
6.75%, 12/15/2014	175,000	164,062
9.25%, 07/15/2010	200,000	215,000

		793,812

Total Corporate Bonds (cost $24,699,186)		24,853,623

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 15.6%
CONSUMER DISCRETIONARY 1.0%
Automobiles 0.3%
Gie Psa Tresorerie, 5.875%, 09/27/2011 EUR	80,000	116,612
Renault SA, 6.125%, 06/26/2009 EUR	85,000	121,877

		238,489

Hotels, Restaurants & Leisure 0.2%
Sodexho Alliance SA, 5.875%, 03/25/2009 EUR	90,000	126,725

Internet & Catalog Retail 0.4%
Great University Stores, 5.625%, 12/12/2013 GBP	150,000	281,104

Specialty Retail 0.1%
LVMH Moet Hennessy-Louis Vuitton SA, 6.125%, 06/25/2008 EUR	76,000	107,731

CONSUMER STAPLES 0.7%
Food & Staples Retailing 0.7%
Casino Guichard Perrachon SA, 6.00%, 03/06/2008 EUR	180,000	250,089
Tesco plc, 4.75%, 04/13/2010 EUR	190,000	262,492

		512,581

ENERGY 0.2%
Oil & Gas 0.2%
Transco plc, 7.00%, 12/15/2008 AUD	170,000	134,223

FINANCIALS 9.9%
Capital Markets 0.8%
Deutsche Bank AG, 6.00%, 03/05/2008 AUD	180,000	139,012
Goldman Sachs Group, Inc., 5.125%, 04/24/2013 EUR	150,000	210,187
Morgan Stanley, 4.375%, 03/01/2010 EUR	185,000	250,955

		600,154

[6]

EVERGREEN VA STRATEGIC INCOME FUND continued SCHEDULE OF INVESTMENTS
March 31, 2005 (unaudited)
	Principal Amount	Value

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
FINANCIALS continued
Commercial Banks 4.2%
Australia & New Zealand Bank, 4.875%, 12/22/2008 GBP	$50,000	$93,659
Banco Santander, 4.00%, 09/10/2010 EUR	300,000	403,123
BOS International (Australia), Ltd., 3.50%, 01/22/2007 CAD	250,000	206,799
BSCH Issuances, Ltd., 5.125%, 07/06/2009 EUR	160,000	223,027
Eurofima, MTN, 6.50%, 08/22/2011 AUD	340,000	268,946
European Investment Bank:
4.00%, 04/15/2009 SEK	1,000,000	146,127
FRN, 2.60%, 08/16/2013 GBP	55,000	115,049
MTN, 5.75%, 09/15/2009 AUD	325,000	249,298
Kreditanst Fur Wie, 6.00%, 07/15/2009 NZD	550,000	380,913
Rabobank Australia, Ltd., 6.25%, 11/22/2011 NZD	450,000	309,136
Rabobank Nederland, 4.25%, 01/05/2009 CAD	200,000	167,183
Royal Bank of Canada, FRN, 4.96%, 04/08/2010 GBP	166,000	313,502
SNS Bank Nederland N.V., 5.625%, 06/14/2012 EUR	180,000	262,225
Unicredito Italiano SpA, 6.10%, 02/28/2012 EUR	80,000	118,920

		3,257,907

Consumer Finance 1.6%
BMW US Capital LLC, 4.625%, 02/20/2013 EUR	90,000	123,183
General Electric Capital Corp., 6.50%, 01/27/2009 EUR	430,000	301,685
HSBC Finance Corp., 5.125%, 06/24/2009 EUR	160,000	223,275
International Lease Finance Corp., 4.125%, 10/09/2008 EUR	170,000	226,111
National Grid Group Finance, 6.125%, 08/23/2011 EUR	100,000	147,217
Toyota Credit Canada, 4.75%, 12/30/2008 CAD	250,000	212,203

		1,233,674

Diversified Financial Services 1.3%
British American Tobacco plc, 4.875%, 02/25/2009 EUR	80,000	108,848
Cedulas TDA, 3.25%, 06/19/2010 EUR	400,000	520,787
General Electric Capital Corp., FRN, 2.23%, 03/31/2008 EUR	150,000	194,441
Network Rail Finance plc, FRN, 2.14%, 02/27/2007 EUR	100,000	129,681

		953,757

Insurance 0.2%
AIG SunAmerica, 5.50%, 03/07/2011 EUR	90,000	128,458

Thrifts & Mortgage Finance 1.8%
Nykredit:
4.00%, 10/01/2020 DKK	1,434,719	250,872
5.00%, 10/01/2022 DKK	1,938,679	347,006
6.00%, 10/01/2022 DKK	934,289	169,587
Totalkredit, 2.65%, 01/01/2015 DKK	3,500,000	608,895

		1,376,360

INDUSTRIALS 0.5%
Construction & Engineering 0.2%
Deutsche Bahn Finance BV, 4.875%, 07/06/2009 EUR	90,000	124,899

Electrical Equipment 0.1%
Electricidade De Portugal, 5.875%, 03/28/2011 EUR	80,000	116,409

Industrial Conglomerates 0.2%
Tyco International Group, 5.50%, 11/19/2008 EUR	85,000	118,257

INFORMATION TECHNOLOGY 2.0%
Electronic Equipment & Instruments 0.1%
Siemens Financieringsmaatsch, 5.75%, 07/04/2011 EUR	80,000	116,425

Internet Software & Services 1.9%
Aries Vermogensverwaltung, 7.75%, 10/25/2009 EUR	1,000,000	1,462,119

[7]

EVERGREEN VA STRATEGIC INCOME FUND continued SCHEDULE OF INVESTMENTS
March 31, 2005 (unaudited)
	Principal Amount	Value

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
MATERIALS 0.5%
Chemicals 0.5%
Nalco Co., 9.00%, 11/15/2013 EUR	$250,000	$358,382

TELECOMMUNICATION SERVICES 0.7%
Diversified Telecommunication Services 0.7%
France Telecom, FRN, 2.39%, 01/23/2007 EUR	235,000	305,175
Sogerim SA, 7.00%, 04/20/2011 EUR	180,000	274,477

		579,652

UTILITIES 0.1%
Electric Utilities 0.1%
International Endesa BV, 4.375%, 06/18/2009 EUR	80,000	108,174

Total Foreign Bonds-Corporate (Principal Amount Denominated in Currency Indicated) (cost $11,158,830)		11,935,480

FOREIGN BONDS-GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 11.2%
Argentina, 2.00%, 09/30/2008 ARS 	1,000,000	311,102
Australia:
4.00%, 08/20/2015 AUD	608,000	691,720
8.75%, 08/15/2008 AUD	150,000	126,924
France, 1.60%, 07/25/2015 EUR	400,000	526,114
Hungary, 8.50%, 10/12/2005 HUF	145,000,000	763,741
Mexico:
9.00%, 12/20/2012 MXN	2,000,000	166,250
10.50%, 07/14/2011 MXN	1,500,000	138,753
Norway, 6.50%, 05/15/2013 NOK	5,575,000	1,034,538
Poland, 5.00%, 10/24/2013 PLN	2,875,000	880,569
Slovakia, 4.95%, 03/05/2008 SKK	27,500,000	974,872
South Africa:
7.00%, 04/10/2008 EUR	90,000	128,218
13.00%, 08/31/2010 ZAR	1,300,000	251,389
Spain, 4.00%, 01/31/2010 EUR	250,000	338,434
Sweden:
3.50%, 12/01/2015 SEK	4,030,000	718,286
4.00%, 12/01/2009 SEK	850,000	124,608
5.25%, 03/15/2011 SEK	3,950,000	616,371
United Kingdom:
5.00%, 03/07/2012 GBP	85,000	163,580
6.21%, 08/23/2011 GBP	120,000	589,630

Total Foreign Bonds-Government (Principal Amount Denominated in Currency Indicated) (cost $8,047,900)		8,545,099

U.S. GOVERNMENT & AGENCY OBLIGATIONS 0.5%
FNMA, 4.625%, 10/15/2014 (cost $369,323)	365,000	358,007

U.S. TREASURY OBLIGATIONS 4.5%
U.S. Treasury Bonds, 5.375%, 02/15/2031 ##	1,450,000	1,580,784
U.S. Treasury Notes, 3.25%, 01/15/2009 ##	1,925,000	1,871,162

Total U.S. Treasury Obligations (cost $3,334,250)		3,451,946

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 2.2%
FIXED-RATE 0.6%
Structured Asset Secs. Corp., Ser. 2004-20, Class 5A-1, 6.25%, 11/25/2034	471,230	483,698

FLOATING-RATE 1.6%
Countrywide Home Loans:
Ser. 2004 Hyb8, Class 1-M1, 4.37%, 01/20/2035 	862,999	884,896
Ser. 2004-R1, Class 1-AF, 3.25%, 10/25/2034 144A 	87,894	87,939
William Street Funding Corp., Ser. 2004-3, Class A, 2.85%, 09/23/2009 144A 	250,000	250,535

		1,223,370

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $1,710,110)		1,707,068

[8]

EVERGREEN VA STRATEGIC INCOME FUND continued SCHEDULE OF INVESTMENTS
March 31, 2005 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS-CORPORATE 5.6%
CONSUMER DISCRETIONARY 0.5%
Hotels, Restaurants & Leisure 0.2%
Intrawest Corp., 7.50%, 10/15/2013	$150,000	$151,125

Media 0.3%
IMAX Corp., 9.625%, 12/01/2010	200,000	215,000

CONSUMER STAPLES 0.5%
Food & Staples Retailing 0.5%
Jean Coutu Group, Inc., 8.50%, 08/01/2014	400,000	390,500

ENERGY 0.4%
Energy Equipment & Services 0.4%
Petroleum Geo-Services ASA, 10.00%, 11/05/2010	250,000	281,875

FINANCIALS 0.5%
Diversified Financial Services 0.5%
Northern Telecom Capital Corp., 7.875%, 06/15/2026	150,000	151,500
Preferred Term Securities, Ltd., FRN, 4.60%, 06/24/2034 144A	100,000	101,362
Ship Finance International, Ltd., 8.50%, 12/15/2013	115,000	114,425

		367,287

INDUSTRIALS 0.9%
Commercial Services & Supplies 0.4%
Stena AB, 7.50%, 11/01/2013	300,000	298,500

Marine 0.3%
CP Ships, Ltd., 10.375%, 07/15/2012	185,000	212,287

Transportation Infrastructure 0.2%
Sea Containers, Ltd., 10.50%, 05/15/2012	150,000	162,938

INFORMATION TECHNOLOGY 0.2%
Electronic Equipment & Instruments 0.2%
Celestica, Inc., 7.875%, 07/01/2011	200,000	203,500

MATERIALS 1.4%
Chemicals 0.1%
Acetex Corp., 10.875%, 08/01/2009	100,000	107,000

Containers & Packaging 0.8%
Crown European Holdings, 10.875%, 03/01/2013	250,000	291,250
Stone Container Finance Co., 7.375%, 07/15/2014	300,000	298,500

		589,750

Metals & Mining 0.5%
Gerdau Ameristeel Corp., 10.375%, 07/15/2011	23,000	25,760
Novelis, Inc., 7.25%, 02/15/2015 144A	330,000	325,050

		350,810

Paper & Forest Products 0.0%
Millar Western Forest Products, Ltd., 7.75%, 11/15/2013	20,000	19,900

TELECOMMUNICATION SERVICES 0.2%
Wireless Telecommunication Services 0.2%
Rogers Wireless, Inc.:
6.375%, 03/01/2014	60,000	58,500
9.625%, 05/01/2011	85,000	96,900

		155,400

UTILITIES 1.0%
Electric Utilities 0.4%
Enersis SA, 7.375%, 01/15/2014	300,000	312,907

[9]

EVERGREEN VA STRATEGIC INCOME FUND continued SCHEDULE OF INVESTMENTS
March 31, 2005 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS-CORPORATE continued
UTILITIES continued
Gas Utilities 0.6%
Gazprom, 9.625%, 03/01/2013 144A	$380,000	$436,050

Total Yankee Obligations-Corporate (cost $4,171,234)		4,254,829

YANKEE OBLIGATIONS-GOVERNMENT 6.7%
BRAZIL:
9.25%, 10/22/2010	370,000	390,350
Ser. L, 8.00%, 04/15/2014	267,392	265,052
Colombia, 9.75%, 04/09/2011	589,881	651,819
Indonesia, 6.75%, 03/10/2014 144A	400,000	397,000
Mexico, 8.375%, 01/14/2011	370,000	421,985
Peru, 9.125%, 01/15/2008	275,000	301,125
Philippines, 9.375%, 01/18/2017	590,000	625,400
Russia:
3.00%, 05/14/2008	970,000	894,146
Sr. Disc. Note, Step Bond, 5.00%, 03/31/2030 †	410,000	421,152
Venezuela:
10.75%, 09/19/2013	190,000	211,850
FRN, 3.69%, 04/20/2011	600,000	533,950

Total Yankee Obligations-Government (cost $5,039,961)		5,113,829

	Shares	Value

COMMON STOCKS 0.1%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
IMAX Corp. *	2,967	27,415

ENERGY 0.1%
Energy Equipment & Services 0.1%
TexCal Energy LLC *  +	41	46,934

Total Common Stocks (cost $55,597)		74,349

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
RCN Corp., Expiring 06/30/2013 *  +	20,000	0

FINANCIALS 0.0%
Diversified Financial Services 0.0%
Ono Finance plc:
Expiring 03/16/2011 144A * +	100	1
Expiring 05/31/2009 144A *  +	500	0

		1

Total Warrants (cost $12,563)		1

	Principal Value	Value

SHORT-TERM INVESTMENTS 11.0%
COMMERCIAL PAPER 1.5%
Discover Card Financial, 2.75%, 04/13/2005	$380,000	379,652
Giro Balanced Funding Corp., 2.74%, 04/13/2005	380,000	379,653
Park Granada LLC, 2.76%, 04/13/2005	380,000	379,650

		1,138,955

[10]

EVERGREEN VA STRATEGIC INCOME FUND continued SCHEDULE OF INVESTMENTS
March 31, 2005 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS continued
MUTUAL FUND SHARES 9.5%
Evergreen Institutional Money Market Fund ø ##	7,274,087	$7,274,087
Total Short-Term Investments (cost $8,413,042)		8,413,042

Total Investments (cost $81,328,626) 108.4%		83,033,234
Other Assets and Liabilities (8.4%)		(6,421,105)

Net Assets 100.0%		$76,612,129

#	When-issued or delayed delivery security
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
	Security is valued at fair value as determined in good faith under procedures established by the Board of Trustees.
†	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.
+	Security is deemed illiquid and is valued using market quotations when readily available.
*	Non-income producing security
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ARS	Argentina Peso
AUD	Australian Dollar
CAD	Canadian Dollar
CDO	Collateralized Debt Obligation
DKK	Danish Krone
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GBP	British Pound
GNMA	Government National Mortgage Association
HUF	Hungarian Forint
MTN	Medium-Term Note
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SKK	Slovak Koruna
SPA	Securities Purchase Agreement
TBA	To Be Announced
ZAR	South African Rand

On March 31, 2005, the aggregate cost of securities for federal income tax purposes was $81,226,008. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,466,198 and $658,972, respectively, with a net unrealized appreciation of $1,807,226.

[11]

Item 2 – Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-39(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-3(d) under the Investment Company Act of 1940, are attached as EX-99.CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Variable Annuity Trust

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: May 27, 2005

By: /s/ Carol A. Kosel —————————————— Carol A. Kosel Principal Financial Officer Date: May 27, 2005